UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2016 to November 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
November 30, 2016
Classes A, B, C, I, O, R, R6 and W
Domestic Equity and Growth Funds
■
Voya Corporate Leaders® 100 Fund

■
Voya Small Company Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Ringing out the Old, Ringing in the New
Dear Shareholder,
As 2016 comes to a close, we would like to look ahead to what should be another eventful year in 2017. With U.S. President Donald Trump sworn into office on January 20th, changes are most certainly on the horizon. We believe expectations of tax cuts, deregulation and fiscal policy could result in near-term acceleration of economic growth in the United States. This acceleration will likely lead to improved corporate revenues and earnings; nevertheless, subdued productivity and consumers’ reluctance to borrow could continue to limit potential growth. While we expect near-term global inflationary pressures to keep building, demographics and the persistent savings glut should keep inflation expectations contained over the long term.
As expected, the U.S. Federal Reserve Board (“Fed”) voted to increase interest rates at its December meeting. Chairwoman Janet Yellen detailed the Fed’s plan for 2017, projecting increased economic growth and highlighting the possibility of three rate hikes for the year ahead. We believe the Fed will maintain its cautious pace of rate normalization, guided by market expectations. Globally, near-term economic progress and easier fiscal policies should reduce the need to rely so heavily upon monetary policy.
Political uncertainty persists in this post-election world, and we believe the move away from unconventional monetary policy is likely to also increase volatility. True to our philosophy, we believe that investors should remain vigilant — and that a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss personal circumstances and possible actions with your financial advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor to achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
December 21, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended November 30, 2016

As our fiscal year commenced the prices of risky assets were in their fourth month of recovery after intensifying global concerns had driven them down into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding, with no specific catalyst evident. From then to the end of May, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had reclaimed nearly 14%. With much turmoil along the way, the Index managed to rise a further 5.40% in the first half of the fiscal year. (The Index returned 3.15% for the six-month period ended November 30, 2016, measured in U.S. dollars.)
Early in the period there were still many who doubted the sustainability of the rebound in asset prices. Yet by the end of May, the domestic economy was delivering some more encouraging data. FOMC officials started talking about two to three rate increases in 2016, as the faint growth in U.S. gross domestic product (“GDP”) in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were sure to demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized GDP growth of just 1.1% concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again warning of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S. an interest rate hike in December was an increasingly likely prospect, not dimmed by GDP growth for the third quarter of 2016 reported at 2.9%. In the euro zone, it was feared that the European Central Bank was about to “taper” its bond buying. In the U.K., the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months the Index danced 2.63% higher in November. But the music had changed. The platform was seen as reflationary and inflationary in the U.S. The yield curve rose and steepened faster than ever. This and the prospect of lighter regulation benefited banks. The promised infrastructure spending boosted sectors like industrials, energy and materials. However, sectors that had been “bond surrogates” like utilities and consumer staples suffered. The technology sector, on which the net effect was unclear, was barely changed.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.92% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index fell 1.89%, but its long-term subsector slid 6.08% as the yield curve steepened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index edged up 0.09%; the more equity- Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) added 6.43%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.01% over the six-months, more than half in November. The strongest sectors were financials and industrials, returning 17.99% and 12.18% respectively, roughly three quarters of it in November. Weakest were utilities and health care, which returned -3.20% and -2.82%. S&P 500® companies’ earnings per share were set to record a 3% year-over-year increase in the third quarter of 2016 after five straight year-over-year declines.
In currencies the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 5.13% against the euro, 3.37% against the yen and 15.79% on the pound, although in the latter case it was primarily due to Britain’s vote to leave the EU.
In international markets, the MSCI Japan® Index rose 7.61%, mostly in November as the yen resumed its fall, improving the value of non-yen export earnings. The MSCI Europe ex UK® Index lost just 0.23%, the balance of larger effects: materials gained over 11% and made the largest contribution while health care lost over 9% and made the largest negative contribution. The MSCI UK® Index climbed 11.14%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 2000® Index	An index that measures the performance of securities of small U.S. companies.
S&P 100 Index	The S&P 100 Index, a sub-set of the S&P 500®, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Corporate Leaders® 100 Fund	Portfolio Managers’ Report

Sector Diversification as of November 30, 2016 (as a percentage of net assets)

Financials	17.2%
Consumer Discretionary	14.1%
Health Care	13.8%
Industrials	13.3%
Information Technology	13.3%
Consumer Staples	11.0%
Energy	7.2%
Utilities	3.6%
Materials	3.1%
Telecommunication Services	1.8%
Real Estate	0.8%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Corporate Leaders® 100 Fund (the “Fund”) seeks to outperform the S&P 500® Index. Under normal market conditions, the Fund invests primarily in equity securities of issuers listed on the S&P 100 Index. The Fund is managed by Vincent Costa, CFA, Steve Wetter and Kai Yee Wong, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended November 30, 2016, the Fund’s Class A shares, excluding sales charges, provided a total return of 6.54% compared to the S&P 500® Index, which returned 6.01% for the same period.
Portfolio Specifics: For the reporting period, the Fund outperformed its benchmark, the S&P 500® Index, due to a combination of favorable stock selection and sector allocation. On the sector level, holdings within the financials and industrials sectors contributed the most to relative performance. Among the largest individual contributors were overweight positions in Morgan Stanley, Goldman Sachs Group, Inc. and Caterpillar Inc. Conversely, holdings in the information technology and consumer staples sectors detracted value. Among the key detractors for the period were overweight positions in Monsanto Company and CVS Health Corporation and not owning benchmark name NVIDIA Corporation.
Top Ten Holdings as of November 30, 2016 (as a percentage of net assets)

Bank of America Corp.	1.3%
Goldman Sachs Group, Inc.	1.3%
Morgan Stanley	1.3%
Metlife, Inc.	1.2%
Citigroup, Inc.	1.2%
JPMorgan Chase & Co.	1.2%
Bank of New York Mellon Corp.	1.2%
Halliburton Co.	1.2%
Capital One Financial Corp.	1.1%
Wells Fargo & Co.	1.1%
Portfolio holdings are subject to change daily.
As of the end of the reporting period, the strategy’s largest sector overweights were in the industrials and financials sectors; the strategy’s largest sector underweight was information technology. Sector exposures are purely a function of the strategy’s quantitative investment discipline, however, and are not actively managed.
Current Strategy and Outlook: The Fund’s investment strategy follows a strict rules-based approach. It starts by holding equal-weighted positions in the stocks of the S&P 100 Index at the beginning of each calendar quarter (implying that each holding represents approximately 1% of the Fund’s holdings). On a quarterly basis, if the value of a security rises by more than 50%, the position size is reduced to 1%, and if the value of a security falls more than 30%, the position is sold. The Fund is rebalanced quarterly in order to realign the strategy’s holdings to its initial 1% weightings.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Small Company Fund

Sector Diversification as of November 30, 2016 (as a percentage of net assets)

Financials	18.9%
Information Technology	17.0%
Industrials	14.9%
Consumer Discretionary	13.5%
Health Care	9.4%
Materials	6.6%
Real Estate	6.4%
Energy	3.8%
Consumer Staples	2.2%
Exchange-Traded Funds	2.2%
Utilities	1.7%
Telecommunication Services	0.3%
Assets in Excess of Other Liabilities*	3.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Small Company Fund (the “Fund”) seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations. The Fund is managed by Joseph Basset, CFA, and James Hasso, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended November 30, 2016, the Fund’s Class A shares, excluding sales charges, provided a total return of 13.62% compared to the Russell 2000® Index (the “Index” or “Russell 2000®”), which returned 15.37% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the period due to unfavorable stock selection. In particular, stock selection within the health care equipment and services and consumer durables sectors detracted the most from performance. An allocation to cash, while within the typical range, was also a headwind during the period. By contrast, stock selection within the consumer services and the communication services sectors generated positive results. In addition, unfavorable stock selection within the pharmaceutical and biotechnology sector was offset by our underweight allocation to the sector.
Key detractors from performance were Helen of Troy Limited and Fitbit, Inc. Class A.
An overweight position in Helen of Troy Limited, a consumer goods company that specializes in personal care, housewares, and personal healthcare detracted value during the period. Shares declined in response to short term uncertainties regarding the company’s legacy business and earnings misses, specifically within its Beauty category as well as additional macro pressures.
Within the hardware and equipment sector, owning non-benchmark name, Fitbit, Inc., detracted value. The company’s underperformance was driven by short-term concerns regarding its investment in brand and international market development and the potential impact these concerns will have on its margins.
The main individual contributors to performance were Microsemi Corporation and Unit Corporation.
Top Ten Holdings as of November 30, 2016* (as a percentage of net assets)

iShares Russell 2000 ETF	2.2%
Chemical Financial Corp.	1.2%
Olin Corp.	1.2%
Great Western Bancorp, Inc.	1.1%
On Assignment, Inc.	1.1%
MB Financial, Inc.	1.1%
Microsemi Corp.	1.0%
Atlas Air Worldwide Holdings, Inc.	1.0%
WSFS Financial Corp.	1.0%
Cheesecake Factory	1.0%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Within the semiconductors sector, an overweight position in Microsemi Corporation, a company that designs, manufactures and markets analog and mixed-signal semiconductor solutions outperformed during the period. In addition to generating consistently strong quarterly results, shares have benefited post-election given that approximately 25% of its business is from Aerospace and Defense. In addition, there have been rumors of a bid from Skyworks Solutions, Inc. as well as reports that Microsemi is running a formal merger and acquisition process to see who might be interested in acquiring the company.
An overweight position in diversified energy company, Unit Corporation, contributed positively to performance during the period. Given the company’s Exploration & Production segment, shares responded positively to rising commodity prices following the OPEC agreement and the company’s natural gas exposure which has recently garnered attention. Furthermore, a gradual increase in rig activity indicates that conditions are improving going forward.
Current Strategy and Outlook: We continue to monitor changes occurring globally, actions at central banks and overall economic data. Our Fund positioning has not changed significantly. We seek to remain nimble and continue to focus on quality companies, such as those that, in our opinion, have strong managements, solid balance sheets and good cash flow generation capabilities. Going forward, we believe the Fund is well positioned, as we think that investors will continue to focus on companies’ fundamentals due to ongoing economic uncertainty.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2016*	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2016*
Voya Corporate Leaders® 100 Fund
Class A	$1,000.00	$1,065.40	0.81%	$4.19	$1,000.00	$1,021.01	0.81%	$4.10
Class B	1,000.00	1,060.70	1.62	8.37	1,000.00	1,016.95	1.62	8.19
Class C	1,000.00	1,062.40	1.37	7.08	1,000.00	1,018.20	1.37	6.93
Class I	1,000.00	1,067.00	0.49	2.54	1,000.00	1,022.61	0.49	2.48
Class O	1,000.00	1,064.90	0.87	4.50	1,000.00	1,020.71	0.87	4.41
Class R	1,000.00	1,063.50	1.12	5.79	1,000.00	1,019.45	1.12	5.67
Class R6	1,000.00	1,067.00	0.48	2.49	1,000.00	1,022.66	0.48	2.43
Class W	1,000.00	1,066.40	0.56	2.90	1,000.00	1,022.26	0.56	2.84
Voya Small Company Fund
Class A	$1,000.00	$1,136.20	1.35%	$7.23	$1,000.00	$1,018.30	1.35%	$6.83
Class B	1,000.00	1,132.30	2.10	11.23	1,000.00	1,014.54	2.10	10.61
Class C	1,000.00	1,132.50	2.10	11.23	1,000.00	1,014.54	2.10	10.61
Class I	1,000.00	1,138.20	1.04	5.57	1,000.00	1,019.85	1.04	5.27
Class O	1,000.00	1,136.40	1.35	7.23	1,000.00	1,018.30	1.35	6.83
Class R(1)	1,000.00	1,078.70	1.60	2.64	1,000.00	1,017.05	1.60	8.09
Class R6	1,000.00	1,138.70	0.96	5.15	1,000.00	1,020.26	0.96	4.86
Class W	1,000.00	1,138.60	1.10	5.90	1,000.00	1,019.55	1.10	5.57

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was October 4, 2016. Expenses paid for the actual Fund’s return reflect the 58-day period ended November 30, 2016.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2016 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
ASSETS:
Investments in securities at fair value+*	$898,294,536	$582,622,546
Short-term investments at fair value**	9,355,000	36,045,860
Total investments at fair value	$907,649,536	$618,668,406
Cash	687	307
Cash collateral for futures	337,368	—
Receivables:
Investment securities sold	—	2,923,641
Fund shares sold	1,454,770	8,290,779
Dividends	2,495,790	381,713
Prepaid expenses	46,777	41,349
Reimbursement due from manager	58,169	46,752
Other assets	29,471	13,236
Total assets	912,072,568	630,366,183
LIABILITIES:
Payable for investment securities purchased	—	12,033,227
Payable for fund shares redeemed	4,972,763	3,314,639
Payable upon receipt of securities loaned	—	13,184,860
Payable for investment management fees	350,634	420,598
Payable for distribution and shareholder service fees	167,739	20,017
Payable for directors fees	4,470	2,645
Payable to directors under the deferred compensation plan (Note 6)	29,471	13,236
Other accrued expenses and liabilities	341,071	216,797
Total liabilities	5,866,148	29,206,019
NET ASSETS	$906,206,420	$601,160,164
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$681,528,542	$475,419,902
Undistributed net investment income	13,510,498	705,379
Accumulated net realized gain (loss)	(41,730,279)	43,135,623
Net unrealized appreciation	252,897,659	81,899,260
NET ASSETS	$906,206,420	$601,160,164
+ Including securities loaned at value	$—	$12,814,973
* Cost of investments in securities	$645,627,604	$500,723,286
** Cost of short-term investments	$9,355,000	$36,045,860
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2016 (Unaudited) (continued)

Class A	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
Net assets	$302,952,104	$62,794,112
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	16,021,847	4,089,904
Net asset value and redemption price per share†	$18.91	$15.35
Maximum offering price per share (5.75%)(1)	$20.06	$16.29
Class B
Net assets	$1,125,734	$97,846
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	59,655	7,519
Net asset value and redemption price per share†	$18.87	$13.01
Class C
Net assets	$108,463,593	$9,429,724
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	5,790,442	735,752
Net asset value and redemption price per share†	$18.73	$12.82
Class I
Net assets	$281,269,229	$457,473,752
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	14,845,488	25,711,630
Net asset value and redemption price per share	$18.95	$17.79
Class O
Net assets	$85,092,626	$2,263,603
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	4,506,761	147,638
Net asset value and redemption price per share	$18.88	$15.33
Class R
Net assets	$55,513,851	$3,224
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,957,424	210
Net asset value and redemption price per share	$18.77	$15.35
Class R6
Net assets	$17,499,122	$68,000,344
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	923,333	3,817,455
Net asset value and redemption price per share	$18.95	$17.81
Class W
Net assets	$54,290,161	$1,097,559
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,862,956	61,849
Net asset value and redemption price per share	$18.96	$17.75

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Operations for the six months ended November 30, 2016 (Unaudited)

	Voya Corporate Leaders® 100 Fund	Voya Small Company Fund
INVESTMENT INCOME:
Dividends	$10,643,660	$3,044,727
Securities lending income, net	27,903	150,721
Total investment income	10,671,563	3,195,448
EXPENSES:
Investment management fees	2,142,306	2,444,979
Distribution and shareholder service fees:
Class A	376,612	72,718
Class B	5,691	539
Class C	540,150	40,610
Class O	104,348	2,674
Class R	130,641	2
Transfer agent fees:
Class A	213,116	57,169
Class B	805	106
Class C	76,414	7,982
Class I	56,063	417,935
Class O	59,047	2,102
Class R	36,959	1
Class R6	228	276
Class W	36,168	1,010
Shareholder reporting expense	43,005	32,025
Registration fees	49,190	41,211
Professional fees	34,122	20,130
Custody and accounting expense	54,390	38,165
Directors fees	13,410	7,934
Miscellaneous expense	29,487	19,607
Interest expense	15	—
Total expenses	4,002,167	3,207,175
Net waived and reimbursed fees	(490,503)	(320,569)
Net expenses	3,511,664	2,886,606
Net investment income	7,159,899	308,842
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,402,845	35,636,768
Futures	441,322	—
Net realized gain	28,844,167	35,636,768
Net change in unrealized appreciation (depreciation) on:
Investments	20,834,243	35,618,496
Futures	193,878	—
Net change in unrealized appreciation (depreciation)	21,028,121	35,618,496
Net realized and unrealized gain	49,872,288	71,255,264
Increase in net assets resulting from operations	$57,032,187	$71,564,106
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets (Unaudited)

	Voya Corporate Leaders® 100 Fund		Voya Small Company Fund
	Six Months Ended November 30, 2016	Year Ended May 31, 2016	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$7,159,899	$14,299,409	$308,842	$1,261,029
Net realized gain (loss)	28,844,167	(19,829,845)	35,636,768	35,395,695
Net change in unrealized appreciation (depreciation)	21,028,121	(1,732,346)	35,618,496	(36,112,268)
Increase (decrease) in net assets resulting from operations	57,032,187	(7,262,782)	71,564,106	544,456
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(4,686,787)	—	—
Class B	—	(6,076)	—	—
Class C	—	(1,130,312)	—	—
Class I	—	(5,064,223)	—	(671,966)
Class O	—	(1,182,591)	—	—
Class R	—	(573,297)	—	—
Class R6	—	(121,906)	—	(50,570)
Class W	—	(689,422)	—	(1,254)
Net realized gains:
Class A	—	—	—	(8,899,415)
Class B	—	—	—	(44,567)
Class C	—	—	—	(1,294,960)
Class I	—	—	—	(56,182,587)
Class O	—	—	—	(345,093)
Class R6	—	—	—	(2,875,862)
Class W	—	—	—	(159,904)
Total distributions	—	(13,454,614)	—	(70,526,178)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,128,413	280,851,798	118,909,810	141,401,009
Reinvestment of distributions	—	10,462,885	—	69,576,951
	73,128,413	291,314,683	118,909,810	210,977,960
Cost of shares redeemed	(114,929,190)	(299,147,728)	(89,170,804)	(191,905,047)
Net increase (decrease) in net assets resulting from capital share transactions	(41,800,777)	(7,833,045)	29,739,006	19,072,913
Net increase (decrease) in net assets	15,231,410	(28,550,441)	101,303,112	(50,908,809)
NET ASSETS:
Beginning of year or period	890,975,010	919,525,451	499,857,052	550,765,861
End of year or period	$906,206,420	$890,975,010	$601,160,164	$499,857,052
Undistributed net investment income at end of year or period	$13,510,498	$6,350,599	$705,379	$396,537

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund
Class A
11-30-16	17.75	0.14•	1.02	1.16	—	—	—	—	—	18.91	6.54	0.92	0.81	0.81	1.57	302,952	7
05-31-16	18.11	0.28	(0.38)	(0.10)	0.26	—	—	0.26	—	17.75	(0.50)	0.93	0.81	0.81	1.60	298,764	33
05-31-15	16.65	0.24•	1.39	1.63	0.17	—	—	0.17	—	18.11	9.80	0.93	0.83	0.83	1.37	314,471	28
05-31-14	13.99	0.19	2.64	2.83	0.17	—	—	0.17	—	16.65	20.37	0.97	0.90	0.90	1.28	248,851	14
05-31-13	10.99	0.19•	3.02	3.21	0.16	0.05	—	0.21	—	13.99	29.58	0.96	0.90	0.90	1.56	200,599	23
05-31-12	11.34	0.15•	(0.33)	(0.18)	0.17	—	—	0.17	—	10.99	(1.46)	1.85	0.90	0.90	1.43	7,431	92
Class B
11-30-16	17.79	0.07•	1.01	1.08	—	—	—	—	—	18.87	6.07	1.67	1.62	1.62	0.75	1,126	7
05-31-16	18.11	0.13•	(0.36)	(0.23)	0.09	—	—	0.09	—	17.79	(1.26)	1.68	1.62	1.62	0.78	1,148	33
05-31-15	16.62	0.10•	1.39	1.49	—	—	—	—	—	18.11	8.97	1.68	1.62	1.62	0.56	1,443	28
05-31-14	13.95	0.08•	2.64	2.72	0.05	—	—	0.05	—	16.62	19.55	1.72	1.65	1.65	0.53	1,976	14
05-31-13	10.94	0.08	3.04	3.12	0.06	0.05	—	0.11	—	13.95	28.71	1.71	1.65	1.65	0.79	1,989	23
05-31-12	11.28	0.08	(0.34)	(0.26)	0.08	—	—	0.08	—	10.94	(2.23)	2.60	1.65	1.65	0.70	258	92
Class C
11-30-16	17.63	0.09•	1.01	1.10	—	—	—	—	—	18.73	6.24	1.67	1.37	1.37	1.01	108,464	7
05-31-16	18.02	0.18•	(0.39)	(0.21)	0.18	—	—	0.18	—	17.63	(1.15)	1.68	1.37	1.37	1.05	107,782	33
05-31-15	16.60	0.15•	1.39	1.54	0.12	—	—	0.12	—	18.02	9.31	1.68	1.37	1.37	0.87	106,971	28
05-31-14	13.97	0.12•	2.63	2.75	0.12	—	—	0.12	—	16.60	19.78	1.72	1.40	1.40	0.79	51,134	14
05-31-13	10.98	0.12	3.03	3.15	0.11	0.05	—	0.16	—	13.97	28.94	1.71	1.40	1.40	1.05	26,086	23
05-31-12	11.36	0.07	(0.32)	(0.25)	0.13	—	—	0.13	—	10.98	(2.15)	2.60	1.65	1.65	0.71	1,346	92
Class I
11-30-16	17.76	0.17•	1.02	1.19	—	—	—	—	—	18.95	6.70	0.57	0.49	0.49	1.89	281,269	7
05-31-16	18.12	0.34	(0.38)	(0.04)	0.32	—	—	0.32	—	17.76	(0.18)	0.59	0.49	0.49	1.92	288,623	33
05-31-15	16.65	0.30•	1.39	1.69	0.22	—	—	0.22	—	18.12	10.20	0.56	0.50	0.50	1.72	292,927	28
05-31-14	13.99	0.24•	2.64	2.88	0.22	—	—	0.22	—	16.65	20.75	0.58	0.58	0.58	1.60	152,651	14
05-31-13	10.98	0.25•	2.98	3.23	0.17	0.05	—	0.22	—	13.99	29.85	0.61	0.60	0.60	1.96	98,747	23
05-31-12	11.34	0.18	(0.33)	(0.15)	0.21	—	—	0.21	—	10.98	(1.22)	1.60	0.65	0.65	1.69	85	92
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Corporate Leaders® 100 Fund (continued)
Class O
11-30-16	17.73	0.14•	1.01	1.15	—	—	—	—	—	18.88	6.49	0.92	0.87	0.87	1.51	85,093	7
05-31-16	18.10	0.27	(0.39)	(0.12)	0.25	—	—	0.25	—	17.73	(0.62)	0.93	0.87	0.87	1.54	82,753	33
05-31-15	16.63	0.24	1.39	1.63	0.16	—	—	0.16	—	18.10	9.83	0.93	0.87	0.87	1.32	87,028	28
05-31-14	13.97	0.20	2.63	2.83	0.17	—	—	0.17	—	16.63	20.39	0.97	0.90	0.90	1.28	82,276	14
05-31-13	10.98	0.19•	3.02	3.21	0.17	0.05	—	0.22	—	13.97	29.63	0.96	0.90	0.90	1.56	70,197	23
03-23-12(4) - 05-31-12	11.70	0.04•	(0.76)	(0.72)	—	—	—	—	—	10.98	(6.15)	1.85	0.90	0.90	1.62	3	92
Class R
11-30-16	17.65	0.11•	1.01	1.12	—	—	—	—	—	18.77	6.35	1.17	1.12	1.12	1.27	55,514	7
05-31-16	18.03	0.22•	(0.39)	(0.17)	0.21	—	—	0.21	—	17.65	(0.88)	1.18	1.12	1.12	1.30	49,674	33
05-31-15	16.58	0.19•	1.39	1.58	0.13	—	—	0.13	—	18.03	9.57	1.18	1.12	1.12	1.09	45,882	28
05-31-14	13.94	0.16•	2.64	2.80	0.16	—	—	0.16	—	16.58	20.17	1.22	1.15	1.15	1.04	31,958	14
05-31-13	10.98	0.16•	3.02	3.18	0.17	0.05	—	0.22	—	13.94	29.35	1.21	1.15	1.15	1.27	17,650	23
03-23-12(4) - 05-31-12	11.70	0.04•	(0.76)	(0.72)	—	—	—	—	—	10.98	(6.15)	2.10	1.15	1.15	2.15	3	92
Class R6
11-30-16	17.76	0.17•	1.02	1.19	—	—	—	—	—	18.95	6.70	0.53	0.48	0.48	1.91	17,499	7
05-31-16	18.13	0.34•	(0.39)	(0.05)	0.32	—	—	0.32	—	17.76	(0.23)	0.54	0.48	0.48	1.97	13,724	33
10-01-14(4) - 05-31-15	17.02	0.33•	1.00	1.33	0.22	—	—	0.22	—	18.13	7.85	0.66	0.48	0.48	1.86	4,696	28
Class W
11-30-16	17.78	0.17•	1.01	1.18	—	—	—	—	—	18.96	6.64	0.67	0.56	0.56	1.83	54,290	7
05-31-16	18.13	0.32•	(0.37)	(0.05)	0.30	—	—	0.30	—	17.78	(0.23)	0.68	0.56	0.56	1.83	48,507	33
05-31-15	16.67	0.31•	1.36	1.67	0.21	—	—	0.21	—	18.13	10.09	0.68	0.58	0.58	1.74	66,109	28
05-31-14	14.02	0.24•	2.63	2.87	0.22	—	—	0.22	—	16.67	20.58	0.72	0.65	0.65	1.53	7,561	14
05-31-13	11.01	0.21•	3.03	3.24	0.18	0.05	—	0.23	—	14.02	29.82	0.71	0.65	0.65	1.69	2,420	23
05-31-12	11.36	0.18•	(0.32)	(0.14)	0.21	—	—	0.21	—	11.01	(1.14)	1.60	0.65	0.65	1.67	1,840	92
Voya Small Company Fund
Class A
11-30-16	13.51	(0.01)	1.85	1.84	—	—	—	—	—	15.35	13.62	1.43	1.35	1.35	(0.14)	62,794	39
05-31-16	16.15	0.00*	(0.11)	(0.11)	—	2.53	—	2.53	—	13.51	0.17	1.45	1.35	1.35	0.01	56,493	58
05-31-15	16.01	(0.04)	1.72	1.68	—	1.54	—	1.54	—	16.15	11.10	1.35	1.34	1.34	(0.24)	48,797	34
05-31-14	15.08	(0.01)	2.55	2.54	—	1.61	—	1.61	—	16.01	17.12	1.35	1.35	1.35	(0.05)	51,543	34
05-31-13	13.04	0.01	3.16	3.17	—	1.13	—	1.13	—	15.08	25.86	1.41	1.41	1.41	0.08	51,827	55
05-31-12	14.65	(0.03)	(0.87)	(0.90)	—	0.71	—	0.71	—	13.04	(5.80)	1.48	1.48	1.48	(0.18)	56,759	60
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Fund (continued)
Class B
11-30-16	11.49	(0.05) •	1.57	1.52	—	—	—	—	—	13.01	13.23	2.18	2.10	2.10	(0.88)	98	39
05-31-16	14.24	(0.10) •	(0.12)	(0.22)	—	2.53	—	2.53	—	11.49	(0.65)	2.20	2.10	2.10	(0.77)	121	58
05-31-15	14.39	(0.14) •	1.53	1.39	—	1.54	—	1.54	—	14.24	10.30	2.10	2.09	2.09	(0.99)	430	34
05-31-14	13.79	(0.12) •	2.33	2.21	—	1.61	—	1.61	—	14.39	16.29	2.10	2.10	2.10	(0.81)	830	34
05-31-13	12.10	(0.09) •	2.91	2.82	—	1.13	—	1.13	—	13.79	24.93	2.16	2.16	2.16	(0.68)	1,032	55
05-31-12	13.76	(0.14)	(0.81)	(0.95)	—	0.71	—	0.71	—	12.10	(6.55)	2.23	2.23	2.23	(0.93)	1,255	60
Class C
11-30-16	11.32	(0.05) •	1.55	1.50	—	—	—	—	—	12.82	13.25	2.18	2.10	2.10	(0.90)	9,430	39
05-31-16	14.06	(0.09) •	(0.12)	(0.21)	—	2.53	—	2.53	—	11.32	(0.58)	2.20	2.10	2.10	(0.75)	7,439	58
05-31-15	14.23	(0.13)	1.50	1.37	—	1.54	—	1.54	—	14.06	10.27	2.10	2.09	2.09	(0.99)	6,658	34
05-31-14	13.66	(0.11)	2.29	2.18	—	1.61	—	1.61	—	14.23	16.23	2.10	2.10	2.10	(0.80)	6,452	34
05-31-13	11.99	(0.09)	2.89	2.80	—	1.13	—	1.13	—	13.66	25.01	2.16	2.16	2.16	(0.67)	5,607	55
05-31-12	13.64	(0.12)	(0.82)	(0.94)	—	0.71	—	0.71	—	11.99	(6.54)	2.23	2.23	2.23	(0.93)	5,119	60
Class I
11-30-16	15.63	0.01	2.15	2.16	—	—	—	—	—	17.79	13.82	1.18	1.04	1.04	0.17	457,474	39
05-31-16	18.25	0.05	(0.11)	(0.06)	0.03	2.53	—	2.56	—	15.63	0.46	1.16	1.04	1.04	0.30	407,492	58
05-31-15	17.91	0.01	1.94	1.95	0.07	1.54	—	1.61	—	18.25	11.50	1.12	1.04	1.04	0.06	463,005	34
05-31-14	16.66	0.04	2.82	2.86	—	1.61	—	1.61	—	17.91	17.43	1.14	1.04	1.04	0.26	475,469	34
05-31-13	14.29	0.07	3.49	3.56	0.05	1.14	—	1.19	—	16.66	26.40	1.16	1.04	1.04	0.45	415,044	55
05-31-12	15.95	0.04	(0.96)	(0.92)	0.03	0.71	—	0.74	—	14.29	(5.42)	1.19	1.04	1.04	0.25	278,353	60
Class O
11-30-16	13.49	(0.01)	1.85	1.84	—	—	—	—	—	15.33	13.64	1.43	1.35	1.35	(0.14)	2,264	39
05-31-16	16.13	0.00*	(0.11)	(0.11)	—	2.53	—	2.53	—	13.49	0.17	1.45	1.35	1.35	(0.00)	2,116	58
05-31-15	15.99	(0.04)	1.72	1.68	0.00*	1.54	—	1.54	—	16.13	11.12	1.35	1.34	1.34	(0.24)	2,303	34
05-31-14	15.07	(0.01)	2.54	2.53	—	1.61	—	1.61	—	15.99	17.07	1.35	1.35	1.35	(0.05)	2,308	34
05-31-13	13.03	0.01	3.16	3.17	—	1.13	—	1.13	—	15.07	25.88	1.41	1.41	1.41	0.08	2,095	55
05-31-12	14.64	(0.03)	(0.87)	(0.90)	—	0.71	—	0.71	—	13.03	(5.80)	1.48	1.48	1.48	(0.20)	1,844	60
Class R
10-04-16(4) - 11-30-16	14.23	(0.02) •	1.14	1.12	—	—	—	—	—	15.35	7.87	1.68	1.60	1.60	(0.69)	3	39
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Fund (continued)
Class R6
11-30-16	15.64	0.01•	2.16	2.17	—	—	—	—	—	17.81	13.87	0.98	0.96	0.96	0.17	68,000	39
05-31-16	18.26	0.07	(0.12)	(0.05)	0.04	2.53	—	2.57	—	15.64	0.54	0.99	0.97	0.97	0.36	25,186	58
05-31-15	17.93	0.03	1.93	1.96	0.09	1.54	—	1.63	—	18.26	11.53	0.97	0.96	0.96	0.13	28,149	34
05-31-14	16.66	0.05	2.83	2.88	—	1.61	—	1.61	—	17.93	17.56	0.99	0.99	0.99	0.33	14,579	34
05-31-13(4) - 05-31-13	16.66	0.00*	0.00*	0.00*	—	—	—	—	—	16.66	0.00	1.04	1.04	1.04	0.51	3	55
Class W
11-30-16	15.59	0.01	2.15	2.16	—	—	—	—	—	17.75	13.86	1.18	1.10	1.10	0.13	1,098	39
05-31-16	18.21	0.04	(0.11)	(0.07)	0.02	2.53	—	2.55	—	15.59	0.39	1.20	1.10	1.10	0.23	1,010	58
05-31-15	17.88	0.00*	1.93	1.93	0.06	1.54	—	1.60	—	18.21	11.40	1.10	1.09	1.09	0.01	1,425	34
05-31-14	16.64	0.03	2.82	2.85	—	1.61	—	1.61	—	17.88	17.39	1.10	1.10	1.10	0.17	991	34
05-31-13	14.26	0.05	3.48	3.53	0.01	1.14	—	1.15	—	16.64	26.24	1.16	1.16	1.16	0.33	992	55
05-31-12	15.93	0.01	(0.96)	(0.95)	0.01	0.71	—	0.72	—	14.26	(5.62)	1.23	1.23	1.23	0.05	1,287	60

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series which comprise the Company. The two series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Corporate Leaders® 100 Fund (“Corporate Leaders® 100”) and Voya Small Company Fund (“Small Company”), each a diversified series of the Company.
Each Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class O, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments under these levels of classification is included following the Summary Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.
In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.
E. Foreign Currency Transactions and Futures Contracts. For the purposes of hedging only, each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Funds may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Funds’ assets are valued.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Funds' Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Funds’ Statements of Operations. Realized gains (losses) are reported in the Funds’ Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2016, Corporate Leaders® 100 purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2016 Corporate Leaders® 100 had an average notional value on futures contracts purchased of  $4,263,893. Please refer to the table following the Summary Portfolio of Investments for open futures contracts for Corporate Leaders® 100 at November 30, 2016.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends annually. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain for income tax purposes.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Corporate Leaders® 100	$64,780,670	$98,980,101
Small Company	225,577,842	199,148,139
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:
Fund	As a Percentage of Average Daily Net Assets
Corporate Leaders® 100	0.500% on the first $500 million; 0.450% on the next $500 million; and 0.400% in excess of $1 billion
Small Company(1)	0.950% on the first $250 million; 0.900% on the next $250 million; 0.875% on the next $250 million; 0.850% on the next $1.25 billion; and 0.825% in excess of $2 billion

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(1)
The Investment Adviser is contractually obligated to waive 0.02% of the management fee for Small Company. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Funds (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares, with the exception of Class I, Class R6, and Class W, of the Funds pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
	Class A	Class B	Class C	Class O	Class R
Corporate Leaders® 100	0.25%	1.00%	1.00%(1)	0.25%	0.50%
Small Company	0.25%	1.00%	1.00%	0.25%	0.50%

(1)
The Distributor has agreed to waive 0.25% of the distribution fee. Termination or modification of this contractual waiver requires approval by the Board.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, and Class C shares. For the period ended November 30, 2016, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
Corporate Leaders® 100	$21,647	$—
Small Company	4,349	—
	Class A	Class C
Contingent Deferred Sales Charges:
Corporate Leaders® 100	$2	$5,360
Small Company	8	189

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Institutional Trust Company	Corporate Leaders® 100	6.95%
	Small Company	6.55
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Funds’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Funds’ equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”)

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Corporate Leaders® 100	0.90%	1.65%	1.45%	0.65%	0.90%	1.15%	0.65%	0.65%
Small Company	1.50%	2.25%	2.25%	1.25%	1.50%	1.75%	1.04%	1.25%
Pursuant to side letter agreements, through October 1, 2017, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
	Class A	Class B	Class C	Class I	Class O	Class R	Class R6	Class W
Corporate Leaders® 100	0.81%	1.65%	1.45%	0.49%	0.90%	1.15%	0.48%	0.56%
Small Company(1)	1.35%	2.10%	2.10%	1.04%	1.35%	1.60%	1.04%	1.10%

(1)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	November 30,
	2017	2018	2019	Total
Corporate Leaders® 100	$132,202	$496,980	$431,219	$1,060,401
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2016, are as follows:
	November 30,
	2017	2018	2019	Total
Corporate Leaders® 100
Class A	$167,319	$130,861	$208,513	$506,693
Class B	841	—	—	841
Class C	19,348	—	—	19,348
Class I	9,094	65,002	117,509	191,605
Class O	34,278	—	—	34,278
Class R	12,761	—	—	12,761
Class R6	3	1,212	476	1,691
Class W	5,702	21,951	32,408	60,061
Small Company
Class I	380,196	27,935	—	408,131
Each Expense Limitation Agreement is contractual through October 1, 2017 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Funds or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the period ended November 30, 2016.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Leaders® 100
Class A
11/30/2016	849,069	—	—	(1,660,240)	(811,171)	15,405,589	—	—	(30,246,840)	(14,841,251)
5/31/2016	3,236,942	—	237,734	(4,001,676)	(527,000)	56,144,105	—	4,096,145	(68,278,412)	(8,038,162)
Class B
11/30/2016	—	—	—	(4,901)	(4,901)	—	—	—	(89,673)	(89,673)
5/31/2016	—	—	339	(15,456)	(15,117)	—	—	5,865	(274,894)	(269,029)
Class C
11/30/2016	411,266	—	—	(733,719)	(322,453)	7,453,228	—	—	(13,251,437)	(5,798,209)
5/31/2016	1,506,213	—	46,675	(1,377,148)	175,740	26,037,000	—	800,937	(23,543,529)	3,294,408
Class I
11/30/2016	1,577,768	—	—	(2,987,438)	(1,409,670)	28,859,385	—	—	(54,803,725)	(25,944,340)
5/31/2016	8,250,823	—	241,157	(8,402,426)	89,554	141,438,639	—	4,150,320	(144,173,627)	1,415,332
Class O
11/30/2016	82,382	—	—	(243,501)	(161,119)	1,494,670	—	—	(4,425,645)	(2,930,975)
5/31/2016	348,415	—	2,729	(492,628)	(141,484)	5,984,719	—	46,963	(8,514,815)	(2,483,133)
Class R
11/30/2016	350,657	—	—	(208,106)	142,551	6,371,205	—	—	(3,763,510)	2,607,695
5/31/2016	564,014	—	32,396	(326,713)	269,697	9,640,961	—	555,917	(5,601,825)	4,595,053
Class R6
11/30/2016	218,052	—	—	(67,467)	150,585	3,955,808	—	—	(1,239,290)	2,716,518
5/31/2016	732,097	—	7,083	(225,462)	513,718	12,584,926	—	121,906	(3,832,760)	8,874,072
Class W
11/30/2016	523,907	—	—	(389,522)	134,385	9,588,528	—	—	(7,109,070)	2,479,458
5/31/2016	1,668,676	—	39,746	(2,625,569)	(917,147)	29,021,448	—	684,832	(44,927,866)	(15,221,586)
Small Company
Class A
11/30/2016	308,172	—	—	(400,929)	(92,757)	4,388,487	—	—	(5,660,529)	(1,272,042)
5/31/2016	2,135,817	—	679,764	(1,654,183)	1,161,398	30,360,241	—	8,694,181	(23,559,101)	15,495,321
Class B
11/30/2016	—	—	—	(2,968)	(2,968)	—	—	—	(35,193)	(35,193)
5/31/2016	353	—	3,443	(23,508)	(19,712)	3,853	—	37,594	(289,599)	(248,152)
Class C
11/30/2016	117,154	—	—	(38,690)	78,464	1,406,246	—	—	(454,098)	952,148
5/31/2016	177,211	—	113,158	(106,445)	183,924	2,136,514	—	1,216,454	(1,242,500)	2,110,468
Class I
11/30/2016	4,435,017	—	—	(4,798,569)	(363,552)	72,328,836	—	—	(79,164,095)	(6,835,259)
5/31/2016	5,990,369	—	3,828,093	(9,120,000)	698,462	94,894,370	—	56,540,938	(149,417,933)	2,017,375
Class O
11/30/2016	3,719	—	—	(12,961)	(9,242)	51,774	—	—	(181,905)	(130,131)
5/31/2016	33,975	—	15	(19,875)	14,115	437,262	—	193	(277,782)	159,673
Class R
10/4/2016(1) - 11/30/2016	210	—	—	—	210	3,000	—	—	—	3,000
Class R6
11/30/2016	2,395,221	—	—	(188,196)	2,207,025	40,200,619	—	—	(3,094,540)	37,106,079
5/31/2016	857,252	—	197,999	(986,286)	68,965	13,235,222	—	2,926,432	(16,384,226)	(222,572)
Class W
11/30/2016	32,040	—	—	(34,980)	(2,940)	530,848	—	—	(580,444)	(49,596)
5/31/2016	21,553	—	10,934	(45,956)	(13,469)	333,547	—	161,159	(733,906)	(239,200)

(1)
Commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2016:
Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$192,915	$(192,915)	$—
BNP Paribas Prime Brokerage Intl Ltd	1,695,663	(1,695,663)	—
BNP Paribas	87,802	(87,802)	—
Barclays Capital Inc.	259,508	(259,508)	—
Citadel Clearing LLC	642,696	(642,696)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	1,200,564	(1,200,564)	—
Credit Suisse Securities (USA) LLC	128,266	(128,266)	—
Deutsche Bank Securities Inc.	819,292	(819,292)	—
Goldman, Sachs & Co.	1,516,773	(1,516,773)	—
J.P. Morgan Securities LLC	423,488	(423,488)	—
Jefferies LLC	251,235	(251,235)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	135,854	(135,854)	—
Morgan Stanley & Co. LLC	309,500	(309,500)	—
National Financial Services LLC	1,548,368	(1,548,368)	—
Natixis Securities America LLC	117,242	(117,242)	—
Nomura Securities International, Inc.	68,832	(68,832)	—
RBC Capital Markets, LLC	35,365	(35,365)	—
RBC Dominion Securities Inc	1,498,576	(1,498,576)	—
SG Americas Securities, LLC	213,016	(213,016)	—
Scotia Capital (USA) INC	62,505	(62,505)	—
UBS Securities LLC.	912,146	(912,146)	—
Wells Fargo Securities LLC	695,368	(695,368)	—
Total	$12,814,973	$(12,814,973)	$—

(1)
Collateral with a fair value of  $13,184,860 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Funds paid no dividends or distributions during the six months ended November 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2016 was as follows:
	Ordinary Income	Long-term Capital Gains
Corporate Leaders® 100	$13,454,614	$—
Small Company	7,333,592	63,192,586

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Corporate Leaders® 100	$6,396,696	$—	$(15,301,275)	$219,573,831	$(42,738,940)*	2017
					(238,524)	None
					$(42,977,464)
Small Company	422,790	12,927,321	(3,643,438)	45,956,986	(730,750)	2017
					(730,750)	2018
					$(1,461,500)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2016, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2016, the Funds declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Corporate Leaders® 100
Class A	NII	$0.2876	December 19, 2016	December 15, 2016
Class B	NII	$0.1275	December 19, 2016	December 15, 2016
Class C	NII	$0.1839	December 19, 2016	December 15, 2016
Class I	NII	$0.3475	December 19, 2016	December 15, 2016
Class O	NII	$0.2767	December 19, 2016	December 15, 2016
Class R	NII	$0.2412	December 19, 2016	December 15, 2016
Class R6	NII	$0.3495	December 19, 2016	December 15, 2016
Class W	NII	$0.3364	December 19, 2016	December 15, 2016
Small Company
Class A	NII	$0.0000	December 19, 2016	December 15, 2016
Class B	NII	$0.0000	December 19, 2016	December 15, 2016
Class C	NII	$0.0000	December 19, 2016	December 15, 2016
	Type	Per Share Amount	Payable Date	Record Date
Class I	NII	$0.0358	December 19, 2016	December 15, 2016
Class O	NII	$0.0000	December 19, 2016	December 15, 2016
Class R	NII	$0.0284	December 19, 2016	December 15, 2016
Class R6	NII	$0.0474	December 19, 2016	December 15, 2016
Class W	NII	$0.0277	December 19, 2016	December 15, 2016
All Classes	STCG	$0.1876	December 19, 2016	December 15, 2016
All Classes	LTCG	$0.8979	December 19, 2016	December 15, 2016

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 14.1%
130,994		Comcast Corp. – Class A	$9,105,393	1.0
725,004		Ford Motor Co.	8,671,048	1.0
275,678		General Motors Co.	9,519,161	1.1
67,838		Home Depot, Inc.	8,778,237	1.0
75,603		McDonald’s Corp.	9,017,170	1.0
5,893	@	Priceline.com, Inc.	8,861,186	1.0
162,364		Starbucks Corp.	9,412,241	1.0
128,151		Target Corp.	9,898,383	1.1
110,398		Time Warner, Inc.	10,136,745	1.1
360,995		Twenty-First Century Fox, Inc. - Class A	10,147,570	1.1
94,536		Walt Disney Co.	9,370,408	1.0
297,365		Other Securities	24,690,768	2.7
			127,608,310	14.1
		Consumer Staples: 11.0%
138,147		Altria Group, Inc.	8,831,738	1.0
58,840		Costco Wholesale Corp.	8,832,473	1.0
109,562		Walgreens Boots Alliance, Inc.	9,283,188	1.0
122,697		Wal-Mart Stores, Inc.	8,641,550	1.0
988,602		Other Securities	63,810,977	7.0
			99,399,926	11.0
		Energy: 7.2%
85,696		Chevron Corp.	9,560,246	1.1
198,771		ConocoPhillips	9,644,369	1.1
100,374		Exxon Mobil Corp.	8,762,650	1.0
196,432		Halliburton Co.	10,428,575	1.2
112,167		Schlumberger Ltd.	9,427,636	1.0
501,596		Other Securities	17,049,330	1.8
			64,872,806	7.2
		Financials: 17.2%
126,433		Allstate Corp.	8,840,195	1.0
136,948		American Express Co.	9,865,734	1.1
148,602		American International Group, Inc.	9,410,965	1.0
572,448		Bank of America Corp.	12,090,102	1.3
222,179		Bank of New York Mellon Corp.	10,535,728	1.2
60,439	@	Berkshire Hathaway, Inc. - Class B	9,515,516	1.1
24,295		Blackrock, Inc.	9,008,343	1.0
123,342		Capital One Financial Corp.	10,365,662	1.1
189,483		Citigroup, Inc.	10,684,946	1.2
54,598		Goldman Sachs Group, Inc.	11,972,795	1.3
132,192		JPMorgan Chase & Co.	10,597,832	1.2
198,771		Metlife, Inc.	10,934,393	1.2
279,586		Morgan Stanley	11,563,677	1.3
204,293		US Bancorp	10,137,019	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
195,591		Wells Fargo & Co.	$10,350,676	1.1
			155,873,583	17.2
		Health Care: 13.8%
161,099		Bristol-Myers Squibb Co.	9,092,428	1.0
84,445	@	Celgene Corp.	10,007,577	1.1
112,516		Danaher Corp.	8,795,376	1.0
140,177		Merck & Co., Inc.	8,577,431	1.0
62,742		UnitedHealth Group, Inc.	9,933,313	1.1
1,122,378		Other Securities	79,127,929	8.6
			125,534,054	13.8
		Industrials: 13.3%
66,233		Boeing Co.	9,972,041	1.1
99,215		Caterpillar, Inc.	9,480,985	1.0
163,680		Emerson Electric Co.	9,238,099	1.0
49,557		FedEx Corp.	9,498,590	1.0
55,770		General Dynamics Corp.	9,779,270	1.1
293,882		General Electric Co.	9,039,810	1.0
74,691		Honeywell International, Inc.	8,510,293	1.0
35,811		Lockheed Martin Corp.	9,498,868	1.1
63,560		Raytheon Co.	9,504,762	1.1
90,438		Union Pacific Corp.	9,164,083	1.0
80,199		United Parcel Service, Inc. - Class B	9,296,668	1.0
85,874		United Technologies Corp.	9,250,347	1.0
49,487		Other Securities	8,498,897	0.9
			120,732,713	13.3
		Information Technology: 13.3%
77,361		Apple, Inc.	8,549,938	1.0
54,889		International Business Machines Corp.	8,904,093	1.0
86,258		Mastercard, Inc.	8,815,568	1.0
151,191		Microsoft Corp.	9,110,770	1.0
221,839		Oracle Corp.	8,915,709	1.0
128,664		Qualcomm, Inc.	8,765,878	1.0
124,260		Texas Instruments, Inc.	9,186,542	1.0
980,104		Other Securities	57,977,580	6.3
			120,226,078	13.3
		Materials: 3.1%
167,763		Dow Chemical Co.	9,347,754	1.0
130,757		Du Pont E I de Nemours & Co.	9,625,023	1.1
85,258		Monsanto Co.	8,756,849	1.0
			27,729,626	3.1
		Real Estate: 0.8%
41,808		Other Securities	7,510,807	0.8
		Telecommunication Services: 1.8%
379,577		Other Securities	16,539,594	1.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.6%
605,638	Other Securities	$32,267,039	3.6
	Total Common Stock (Cost $645,627,604)	898,294,536	99.2
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
9,355,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $9,355,000)	9,355,000	1.0
	Total Short-Term Investments (Cost $9,355,000)	9,355,000	1.0
	Total Investments in Securities (Cost $654,982,604)	$907,649,536	100.2
	Liabilities in Excess of Other Assets	(1,443,116)	(0.2)
	Net Assets	$906,206,420	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
@
Non-income producing security.

Cost for federal income tax purposes is $664,548,172.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$259,434,453
Gross Unrealized Depreciation	(16,333,089)
Net Unrealized Appreciation	$243,101,364

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$898,294,536	$—	$—	$898,294,536
Short-Term Investments	9,355,000	—	—	9,355,000
Total Investments, at fair value	$907,649,536	$—	$—	$907,649,536
Other Financial Instruments+
Futures	230,727	—	—	230,727
Total Assets	$907,880,263	$—	$—	$907,880,263

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At November 30, 2016, the following futures contracts were outstanding for Voya Corporate Leaders® 100 Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	45	12/16/16	$4,947,300	$230,727
			$4,947,300	$230,727

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Corporate Leaders® 100 Fund	as of November 30, 2016 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$230,727
Total Asset Derivatives		$230,727

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$441,322
Total	$441,322

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$193,878
Total	$193,878

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Consumer Discretionary: 13.5%
334,099	L	American Eagle Outfitters, Inc.	$5,532,679	0.9
102,525		Cheesecake Factory	6,066,404	1.0
107,435	@	Dave & Buster’s Entertainment, Inc.	5,033,330	0.8
57,120	@	Helen of Troy Ltd.	4,860,912	0.8
170,348	@	Imax Corp.	5,442,619	0.9
72,550		Marriott Vacations Worldwide Corp.	5,632,782	0.9
143,400	@	Meritage Homes Corp.	5,169,570	0.9
248,306		Red Rock Resorts, Inc.	5,691,173	1.0
972,662		Other Securities	37,503,539	6.3
			80,933,008	13.5
		Consumer Staples: 2.2%
840,394		Other Securities(a)	13,498,153	2.2
		Energy: 3.8%
125,225	@	Carrizo Oil & Gas, Inc.	5,302,026	0.9
216,580	@	Unit Corp.	5,262,894	0.8
761,620		Other Securities(a)	12,593,093	2.1
			23,158,013	3.8
		Financials: 18.9%
103,400		Bank of the Ozarks, Inc.	5,016,968	0.8
112,185		Banner Corp.	5,848,204	1.0
142,004		Chemical Financial Corp.	7,367,168	1.2
168,725		Great Western Bancorp, Inc.	6,749,000	1.1
128,610		Horace Mann Educators Corp.	5,163,691	0.9
391,900		Investors Bancorp, Inc.	5,306,326	0.9
151,945		MB Financial, Inc.	6,574,660	1.1
368,955		OM Asset Management Plc	5,423,638	0.9
347,080		Radian Group, Inc.	5,053,485	0.8
125,197		Selective Insurance Group	5,145,597	0.8
88,132		Simmons First National Corp.	5,327,579	0.9
103,875		Webster Financial Corp.	5,153,239	0.9
143,275		WSFS Financial Corp.	6,110,679	1.0
1,136,749		Other Securities(a)	39,514,911	6.6
			113,755,145	18.9
		Health Care: 9.4%
155,418	@	AMN Healthcare Services, Inc.	5,175,419	0.9
85,525	@	NuVasive, Inc.	5,550,573	0.9
1,420,360		Other Securities(a)	46,006,045	7.6
			56,732,037	9.4
		Industrials: 14.9%
124,401	@	Atlas Air Worldwide Holdings, Inc.	6,145,409	1.0
116,604		Barnes Group, Inc.	5,387,105	0.9
85,075		Clarcor, Inc.	5,993,534	1.0
143,299		Healthcare Services Group, Inc.	5,581,496	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
160,962	@	On Assignment, Inc.	$6,646,121	1.1
42,100	@	Teledyne Technologies, Inc.	5,257,027	0.9
115,820		Tetra Tech, Inc.	4,962,887	0.8
77,675		Watts Water Technologies, Inc.	5,305,203	0.9
71,725		Woodward, Inc.	4,857,934	0.8
849,098		Other Securities	39,714,816	6.6
			89,851,532	14.9
		Information Technology: 17.0%
152,808	@	Blackhawk Network Holdings, Inc.	5,501,088	0.9
45,545	@	CACI International, Inc.	5,893,523	1.0
103,607	@	Cardtronics plc	5,125,438	0.9
109,975	@	Commvault Systems, Inc.	5,938,650	1.0
120,770	@	Electronics for Imaging, Inc.	5,255,910	0.9
50,070		Fair Isaac Corp.	5,692,458	1.0
37,675		Littelfuse, Inc.	5,492,638	0.9
114,870	@	Microsemi Corp.	6,289,133	1.0
189,655	@	Veeco Instruments, Inc.	5,054,306	0.8
2,016,158		Other Securities(a)	51,804,026	8.6
			102,047,170	17.0
		Materials: 6.6%
245,075		Commercial Metals Co.	5,394,101	0.9
104,075		HB Fuller Co.	4,890,484	0.8
69,975		Minerals Technologies, Inc.	5,667,975	1.0
274,100		Olin Corp.	7,126,600	1.2
528,774		Other Securities(a)	16,367,603	2.7
			39,446,763	6.6
		Real Estate: 6.4%
152,525		Hudson Pacific Properties, Inc.	5,318,547	0.9
122,833		QTS Realty Trust, Inc.	5,748,584	1.0
1,406,625		Other Securities	27,276,885	4.5
			38,344,016	6.4
		Telecommunication Services: 0.3%
74,995		Other Securities	1,697,887	0.3
		Utilities: 1.7%
189,000		Other Securities	10,119,561	1.7
		Total Common Stock (Cost $489,203,006)	569,583,285	94.7
EXCHANGE-TRADED FUNDS: 2.2%
99,075		iShares Russell 2000 ETF	13,039,261	2.2
		Total Exchange-Traded Funds (Cost $11,520,280)	13,039,261	2.2
		Total Long-Term Investments (Cost $500,723,286)	582,622,546	96.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc: 2.2%
$3,131,426	Cantor Fitzgerald, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $3,131,452, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,194,054, due 12/15/16-10/20/66)	$3,131,426	0.6
3,131,426	Daiwa Capital Markets, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $3,131,452, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,194,055, due 12/01/16-09/09/49)	3,131,426	0.5
659,156	Deutsche Bank AG, Repurchase Agreement dated 11/30/16, 0.29%, due 12/01/16 (Repurchase Amount $659,161, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $672,339, due 02/15/40)	659,156	0.1
3,131,426	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/16, 0.32%, due 12/01/16 (Repurchase Amount $3,131,453, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,194,055, due 02/15/43-02/15/44)	3,131,426	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$3,131,426	Nomura Securities, Repurchase Agreement dated 11/30/16, 0.28%, due 12/01/16 (Repurchase Amount $3,131,450, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,194,054, due 01/01/17-09/20/66)	$3,131,426	0.5
		13,184,860	2.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
22,861,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $22,861,000)	22,861,000	3.8
	Total Short-Term Investments (Cost $36,045,860)	36,045,860	6.0
	Total Investments in Securities (Cost $536,769,146)	$618,668,406	102.9
	Liabilities in Excess of Other Assets	(17,508,242)	(2.9)
	Net Assets	$601,160,164	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Fund	as of November 30, 2016 (Unaudited) (continued)

L
Loaned security, a portion or all of the security is on loan at November 30, 2016

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $536,984,029.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$99,745,246
Gross Unrealized Depreciation	(18,060,869)
Net Unrealized Appreciation	$81,684,377

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$569,583,285	$—	$—	$569,583,285
Exchange-Traded Funds	13,039,261	—	—	13,039,261
Short-Term Investments	22,861,000	13,184,860	—	36,045,860
Total Investments, at fair value	$605,483,546	$13,184,860	$—	$618,668,406

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND
SUB-ADVISORY CONTRACTS
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Directors (the “Board”) of Voya Series Fund, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund (together, the “Funds”), as such term is defined under the 1940 Act (the “Independent Directors”), must annually review and approve the Funds’ existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve investment management contracts (the “Management Contracts”) between Voya Investments, LLC (“Adviser”) and the Funds, and the sub-advisory contracts (“Sub-Advisory Contracts”) with the sub-adviser to each Fund (the “Sub-Adviser”) effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Directors also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Directors and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Directors.
At its October 18, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Directors also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Directors that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of each Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for Voya funds, including the Funds’ existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Directors and the appointment and election of new Directors. In addition, the Independent Directors have reviewed and refined the renewal and approval process at least annually in order to make revised requests for information from Management and address certain unique characteristics related to new or existing Voya funds.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the Contracts Committee provides oversight with respect to the contracts renewal and approval process, and each Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged a Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average and/or median, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where a Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Directors in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request, and Management provides, certain information that the Independent Directors deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Directors in developing and determining a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on each Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Directors review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of investment management and sub-advisory arrangements (including the Funds’ Management and Sub-Advisory Contracts). The Independent Directors have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Funds for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends and considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Funds’ Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Directors received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Funds. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser conducts day-to-day oversight of the Funds’ operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include, among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Funds.
The materials requested by the Independent Directors and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Directors prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for each Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which each

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund’s Selected Peer Group were selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Funds to a series of questions posed by K&L Gates on behalf of the Independent Directors; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Company’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
For each Fund, Class A shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A shares generally were selected so that a Fund’s share class with the longest performance history was compared to the analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Funds’ Selected Peer Groups were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Groups.
In arriving at its conclusions with respect to the Management Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the applicable Funds and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Funds that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Funds on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a Fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Advisers, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of each Fund to its Morningstar category average and/or median and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Advisers and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Funds also benefit from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.
The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Funds’ performance.
In considering the Funds’ Management Contracts, the Board also considered the extent of benefits provided to the Funds’ shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for each Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Company’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and each Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of each Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and Sub-Adviser, and evaluated the compensation arrangements for each Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Funds (and other relevant funds in the Voya funds) by the Adviser and Sub-Adviser, and whether those resources are commensurate with the needs of the Funds and are sufficient to provide high-quality services to the Funds. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and each Sub-Adviser are appropriate in light of the Funds’ operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and each Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for each Fund included its investment performance compared to the Fund’s Morningstar category average and/or median, Selected Peer Group, and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
In addition, the Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively. The Board’s findings specific to each Fund’s performance are discussed under “Fund-by-Fund Analysis” below.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board noted any breakpoints in advisory fee rate schedules that will result in a lower advisory fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that breakpoints would inure to the benefit of the Adviser, except to the extent that there are

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

corresponding advisory fee rate breakpoints or waivers, which the Board monitors over time. In evaluating fee rate breakpoint arrangements and economies of scale, the Independent Directors also considered prior periodic management reports, industry information on this topic and the Funds’ investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Funds and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Funds, as compared to non-registered investment company clients; market differences in fee rates that existed when a Fund first was organized; differences in the original sponsors of Funds that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered each contractual management fee rate payable by each Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual management fees that are paid to each Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Funds, including the Adviser’s agreement to extend each such fee waiver and expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of each Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Funds. For each Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to each Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability ty of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering the Management and Sub-Advisory Contracts, the Board noted that, at the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In making its determinations, the Board based its conclusions as to the reasonableness of the management and sub-advisory fees of the Adviser and each Sub-Adviser primarily on the factors described for each Fund below.
Fund-by-Fund Analysis
The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its October 18, 2016 and November 17, 2016 meetings in relation to approving each Fund’s Management and Sub-Advisory Contracts. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category median and/or average, as well as its primary benchmark, a broad-based securities market index that appears in the Fund’s prospectus. With respect to Morningstar quintile rankings, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. Each Fund’s management fee rates and expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.
Voya Corporate Leaders® 100 Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Corporate Leaders® 100 Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date period, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the five-year period, and the third quintile for the year-to-date, one-year and three-year periods.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and below the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is below the median and the average expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account Management’s representations regarding the competitiveness of the Fund’s management fee.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Small Company Fund
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for Voya Small Company Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented; (2) the Fund outperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the first (highest) quintile of its Morningstar category for the three-year period, the second quintile for the one-year, five-year and ten-year periods, and the third quintile for the year-to-date period.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the economies of scale benefits to the Fund and its shareholders from breakpoint discounts applicable to the Fund’s management fee rate, which result in lower fees at higher asset levels; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account Management’s representations regarding the competitiveness of the Fund’s management fee and expense ratio.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and; (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163306          (1116-012417)

Semi-Annual Report
November 30, 2016
Classes A, B, C, I, O, R and W
Domestic Equity Fund
■
Voya Mid Cap Research Enhanced Index Fund

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q, as well as a complete portfolio of investments, is available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

\
Ringing out the Old, Ringing in the New
Dear Shareholder,
As 2016 comes to a close, we would like to look ahead to what should be another eventful year in 2017. With U.S. President Donald Trump sworn into office on January 20th, changes are most certainly on the horizon. We believe expectations of tax cuts, deregulation and fiscal policy could result in near-term acceleration of economic growth in the United States. This acceleration will likely lead to improved corporate revenues and earnings; nevertheless, subdued productivity and consumers’ reluctance to borrow could continue to limit potential growth. While we expect near-term global inflationary pressures to keep building, demographics and the persistent savings glut should keep inflation expectations contained over the long term.
As expected, the U.S. Federal Reserve Board (“Fed”) voted to increase interest rates at its December meeting. Chairwoman Janet Yellen detailed the Fed’s plan for 2017, projecting increased economic growth and highlighting the possibility of three rate hikes for the year ahead. We believe the Fed will maintain its cautious pace of rate normalization, guided by market expectations. Globally, near-term economic progress and easier fiscal policies should reduce the need to rely so heavily upon monetary policy.
Political uncertainty persists in this post-election world, and we believe the move away from unconventional monetary policy is likely to also increase volatility. True to our philosophy, we believe that investors should remain vigilant — and that a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss personal circumstances and possible actions with your financial advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor to achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
December 21, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended November 30, 2016

As our fiscal year commenced the prices of risky assets were in their fourth month of recovery after intensifying global concerns had driven them down into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding, with no specific catalyst evident. From then to the end of May, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had reclaimed nearly 14%. With much turmoil along the way, the Index managed to rise a further 5.40% in the first half of the fiscal year. (The Index returned 3.15% for the six-month period ended November 30, 2016, measured in U.S. dollars.)
Early in the period there were still many who doubted the sustainability of the rebound in asset prices. Yet by the end of May, the domestic economy was delivering some more encouraging data. FOMC officials started talking about two to three rate increases in 2016, as the faint growth in U.S. gross domestic product (“GDP”) in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were sure to demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized GDP growth of just 1.1% concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again warning of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S. an interest rate hike in December was an increasingly likely prospect, not dimmed by GDP growth for the third quarter of 2016 reported at 2.9%. In the euro zone, it was feared that the European Central Bank was about to “taper” its bond buying. In the U.K., the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months the Index danced 2.63% higher in November. But the music had changed. The platform was seen as reflationary and inflationary in the U.S. The yield curve rose and steepened faster than ever. This and the prospect of lighter regulation benefited banks. The promised infrastructure spending boosted sectors like industrials, energy and materials. However, sectors that had been “bond surrogates” like utilities and consumer staples suffered. The technology sector, on which the net effect was unclear, was barely changed.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.92% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index fell 1.89%, but its long-term subsector slid 6.08% as the yield curve steepened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index edged up 0.09%; the more equity- Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) added 6.43%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.01% over the six-months, more than half in November. The strongest sectors were financials and industrials, returning 17.99% and 12.18% respectively, roughly three quarters of it in November. Weakest were utilities and health care, which returned -3.20% and -2.82%. S&P 500® companies’ earnings per share were set to record a 3% year-over-year increase in the third quarter of 2016 after five straight year-over-year declines.
In currencies the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 5.13% against the euro, 3.37% against the yen and 15.79% on the pound, although in the latter case it was primarily due to Britain’s vote to leave the EU.
In international markets, the MSCI Japan® Index rose 7.61%, mostly in November as the yen resumed its fall, improving the value of non-yen export earnings. The MSCI Europe ex UK® Index lost just 0.23%, the balance of larger effects: materials gained over 11% and made the largest contribution while health care lost over 9% and made the largest negative contribution. The MSCI UK® Index climbed 11.14%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P MidCap 400 Index	An index that measures the performance of the mid-size company segment of the U.S. market.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Mid Cap Research Enhanced Index Fund	Portfolio Managers’ Report

Sector Diversification as of November 30, 2016 (as a percentage of net assets)

Information Technology	16.9%
Financials	16.7%
Industrials	14.7%
Consumer Discretionary	12.2%
Real Estate	10.7%
Health Care	7.8%
Materials	6.9%
Utilities	4.9%
Consumer Staples	4.0%
Energy	3.8%
Exchange-Traded Funds	1.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Mid Cap Research Enhanced Index Fund* (the “Fund”) seeks long-term capital growth. The Fund is managed by Steve Wetter, Vincent Costa, CFA, and Kai Yee Wong, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.**
Performance: For the six-month period ended November 30, 2016, the Fund’s Class A shares, excluding sales charges, provided a total return of 8.62% compared to the S&P MidCap 400 Index (the “Index” or “S&P MidCap”), which returned 9.93% for the same period.
Portfolio Specifics***: The Fund underperformed the Index for the period, due mainly to a combination of unfavorable stock selection and sector allocation. On the sector level, stock selection within the information technology and energy sectors detracted the most from performance. The Fund’s allocation to cash, although within typical range, also detracted modestly from relative performance. By contrast, strong stock selection within the materials and financials sectors contributed favorably to returns. On an individual stock level basis, overweight positions in Intersil Corporation, Worthington Industries, Inc. and SVB Financial Group were among the top contributors for the period. Not owning benchmark names Advanced Micro Devices, Inc. and United Steel Corporation, and an overweight position in Jones Lang LaSalle Incorporated were among the largest detractors.
Top Ten Holdings as of November 30, 2016 (as a percentage of net assets)

Signature Bank	1.2%
SVB Financial Group	1.2%
Packaging Corp. of America	1.2%
Toro Co.	1.1%
Everest Re Group Ltd.	1.0%
Huntington Ingalls Industries, Inc.	1.0%
iShares S&P MidCap 400 Index Fund	1.0%
Lincoln Electric Holdings, Inc.	1.0%
Broadridge Financial Solutions, Inc. ADR	1.0%
Domino’s Pizza, Inc.	1.0%
Portfolio holdings are subject to change daily.
Current Strategy and Outlook****: This is an actively managed strategy that incorporates research from both our fundamental equity team and our proprietary quantitative models (i.e. “quantamental”). Our proprietary quantitative model is designed to emphasize high quality, profitable companies that are relatively undervalued, have growth potential and are favored by investors. The Fund also utilizes fundamental equity research to select companies that would outperform the Index and that are uncorrelated to our quantitative models. This unique approach of combining fundamental equity research with in-house quantitative models seeks to provide diversified excess returns and disciplined, risk-controlled portfolios.

*
On March 18, 2016, the Fund’s Board of Directors approved changes, effective on or about May 31, 2016, with respect to the Fund’s name, investment objective, principal investment strategies, benchmark, and portfolio managers. Prior to May 31, 2016, Voya Mid Cap Research Enhanced Index Fund was known as Voya Mid Cap Value Advantage Fund.

**
Effective May 31, 2016, Steve Wetter and Kai Yee Wong were added as portfolio managers of the Fund. Effective May 31, 2016, Christopher Corapi and Kristy Finnegan were removed as portfolio managers of the Fund.

***
Effective May 31, 2016, the Fund’s benchmark was changed to the S&P MidCap 400 Index.

****
Effective May 31, 2016, the Fund’s objective is to seek long-term capital growth and the strategy is to invest, under normal market conditions, at least 80% of its assets in the securities of the S&P MidCap 400 Index.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2016*	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended November 30, 2016*
Class A	$1,000.00	$1,086.20	0.99%	$5.18	$1,000.00	$1,020.10	0.99%	$5.01
Class B	1,000.00	1,082.40	1.74	9.08	1,000.00	1,016.34	1.74	8.80
Class C	1,000.00	1,083.00	1.49	7.78	1,000.00	1,017.60	1.49	7.54
Class I	1,000.00	1,087.90	0.74	3.87	1,000.00	1,021.36	0.74	3.75
Class O	1,000.00	1,085.90	0.99	5.18	1,000.00	1,020.10	0.99	5.01
Class R	1,000.00	1,084.70	1.24	6.48	1,000.00	1,018.85	1.24	6.28
Class W	1,000.00	1,087.40	0.74	3.87	1,000.00	1,021.36	0.74	3.75

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2016 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$157,277,858
Short-term investments at fair value**	4,642,289
Total investments at fair value	$161,920,147
Cash	951
Receivables:
Investment securities sold	1,487,494
Fund shares sold	35,750
Dividends	153,812
Prepaid expenses	52,810
Reimbursement due from manager	15,172
Other assets	16,502
Total assets	163,682,638
LIABILITIES:
Payable for investment securities purchased	1,247,087
Payable for fund shares redeemed	180,081
Payable upon receipt of securities loaned	4,060,289
Payable for investment management fees	69,287
Payable for distribution and shareholder service fees	35,707
Payable to custodian due to foreign currency overdraft***	586
Payable for directors fees	772
Payable to directors under the deferred compensation plan (Note 6)	16,502
Other accrued expenses and liabilities	104,917
Total liabilities	5,715,228
NET ASSETS	$157,967,410
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$143,217,746
Undistributed net investment income	958,261
Accumulated net realized gain	1,472,838
Net unrealized appreciation	12,318,565
NET ASSETS	$157,967,410
+ Including securities loaned at value	$3,960,308
* Cost of investments in securities	$144,959,276
** Cost of short-term investments	$4,642,289
*** Cost of foreign currency overdraft	$569
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2016 (Unaudited) (continued)

Class A
Net assets	$46,523,284
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,861,062
Net asset value and redemption price per share†	$16.26
Maximum offering price per share (5.75%)(1)	$17.25
Class B
Net assets	$5,018
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	344
Net asset value and redemption price per share†	$14.58
Class C
Net assets	$7,307,635
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	482,832
Net asset value and redemption price per share†	$15.13
Class I
Net assets	$8,099,779
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	485,096
Net asset value and redemption price per share	$16.70
Class O
Net assets	$81,194,268
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	4,977,240
Net asset value and redemption price per share	$16.31
Class R
Net assets	$14,709,060
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	919,278
Net asset value and redemption price per share	$16.00
Class W
Net assets	$128,366
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	7,702
Net asset value and redemption price per share	$16.67

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended November 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,231,978
Securities lending income, net	14,990
Total investment income	1,246,968
EXPENSES:
Investment management fees	425,781
Distribution and shareholder service fees:
Class A	56,523
Class B	24
Class C	27,309
Class O	98,690
Class R	35,812
Transfer agent fees:
Class A	37,223
Class B	5
Class C	5,995
Class I	5,240
Class O	64,993
Class R	11,793
Class W	120
Shareholder reporting expense	17,386
Registration fees	46,274
Professional fees	18,300
Custody and accounting expense	15,006
Directors fees	2,316
Information Statement Costs (Note 6)	7,512
Miscellaneous expense	10,024
Interest expense	153
Total expenses	886,479
Net waived and reimbursed fees	(88,653)
Net expenses	797,826
Net investment income	449,142
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,428,700
Net realized gain	3,428,700
Net change in unrealized appreciation (depreciation) on:
Investments	8,899,274
Foreign currency related transactions	14
Net change in unrealized appreciation (depreciation)	8,899,288
Net realized and unrealized gain	12,327,988
Increase in net assets resulting from operations	$12,777,130

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended November 30, 2016	Year Ended May 31, 2016
FROM OPERATIONS:
Net investment income	$449,142	$2,328,510
Net realized gain (loss)	3,428,700	(1,421,985)
Net change in unrealized appreciation (depreciation)	8,899,288	(9,527,645)
Increase (decrease) in net assets resulting from operations	12,777,130	(8,621,120)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(593,912)
Class B	—	—
Class C	—	(55,382)
Class I	—	(152,420)
Class O	—	(1,017,000)
Class R	—	(138,583)
Class W	—	(2,063)
Net realized gains:
Class A	—	(2,297,755)
Class B	—	(417)
Class C	—	(370,023)
Class I	—	(480,977)
Class O	—	(3,892,243)
Class R	—	(720,728)
Class W	—	(6,415)
Total distributions	—	(9,727,918)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,067,080	11,980,338
Reinvestment of distributions	—	4,816,275
	3,067,080	16,796,613
Cost of shares redeemed	(13,049,859)	(33,925,031)
Net decrease in net assets resulting from capital share transactions	(9,982,779)	(17,128,418)
Net increase (decrease) in net assets	2,794,351	(35,477,456)
NET ASSETS:
Beginning of year or period	155,173,059	190,650,515
End of year or period	$157,967,410	$155,173,059
Undistributed net investment income at end of year or period	$958,261	$509,119

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-16	14.97	0.05•	1.24	1.29	—	—	—	—	—	16.26	8.62	1.10	0.99	0.99	0.62	46,523	46
05-31-16	16.66	0.23	(0.98)	(0.75)	0.19	0.75	—	0.94	—	14.97	(4.08)	1.11	0.99	0.99	1.49	44,983	143
05-31-15	19.67	0.23•	1.23	1.46	0.32	4.15	—	4.47	—	16.66	7.96	1.03	0.99	0.99	1.23	56,826	73
05-31-14	18.22	0.09	3.01	3.10	0.04	1.61	—	1.65	—	19.67	17.57	1.01	0.99	0.99	0.45	58,939	122
05-31-13	14.67	0.05	3.74	3.79	0.06	0.18	—	0.24	—	18.22	26.10	1.02	0.99	0.99	0.28	55,247	102
05-31-12	15.66	0.08	(1.03)	(0.95)	0.04	—	—	0.04	—	14.67	(6.02)	1.18	1.00	1.00	0.53	39,114	97
Class B
11-30-16	13.47	(0.01)	1.12	1.11	—	—	—	—	—	14.58	8.24	1.85	1.74	1.74	(0.13)	5	46
05-31-16	15.02	0.07•	(0.87)	(0.80)	—	0.75	—	0.75	—	13.47	(5.00)	1.86	1.74	1.74	0.46	5	143
05-31-15	17.97	0.10•	1.10	1.20	—	4.15	—	4.15	—	15.02	7.15	1.78	1.74	1.74	0.58	130	73
05-31-14	16.86	(0.06)•	2.78	2.72	—	1.61	—	1.61	—	17.97	16.69	1.76	1.74	1.74	(0.31)	321	122
05-31-13	13.65	(0.07)•	3.47	3.40	0.01	0.18	—	0.19	—	16.86	25.12	1.77	1.74	1.74	(0.45)	864	102
05-31-12	14.64	(0.04)	(0.95)	(0.99)	—	—	—	—	—	13.65	(6.76)	1.93	1.75	1.75	(0.22)	1,519	97
Class C
11-30-16	13.97	0.01	1.15	1.16	—	—	—	—	—	15.13	8.30	1.60	1.49	1.49	0.12	7,308	46
05-31-16	15.60	0.15	(0.92)	(0.77)	0.11	0.75	—	0.86	—	13.97	(4.54)	1.61	1.49	1.49	0.98	7,373	143
05-31-15	18.68	0.13•	1.16	1.29	0.22	4.15	—	4.37	—	15.60	7.41	1.53	1.49	1.49	0.74	8,718	73
05-31-14	17.42	(0.01)	2.88	2.87	—	1.61	—	1.61	—	18.68	17.03	1.51	1.49	1.49	(0.05)	9,463	122
05-31-13	14.06	(0.04)	3.59	3.55	0.01	0.18	—	0.19	—	17.42	25.45	1.52	1.49	1.49	(0.22)	8,314	102
05-31-12	15.05	0.01	(0.99)	(0.98)	0.01	—	—	0.01	—	14.06	(6.54)	1.68	1.50	1.50	0.04	5,989	97
Class I
11-30-16	15.35	0.07•	1.28	1.35	—	—	—	—	—	16.70	8.79	0.81	0.74	0.74	0.88	8,100	46
05-31-16	17.06	0.28	(1.00)	(0.72)	0.24	0.75	—	0.99	—	15.35	(3.82)	0.80	0.74	0.74	1.74	9,620	143
05-31-15	20.06	0.29•	1.24	1.53	0.38	4.15	—	4.53	—	17.06	8.20	0.70	0.70	0.70	1.52	12,190	73
05-31-14	18.52	0.15	3.07	3.22	0.07	1.61	—	1.68	—	20.06	18.00	0.67	0.67	0.67	0.77	13,478	122
05-31-13	14.91	0.09•	3.80	3.89	0.10	0.18	—	0.28	—	18.52	26.43	0.70	0.70	0.70	0.56	12,826	102
05-31-12	15.90	0.12	(1.04)	(0.92)	0.07	—	—	0.07	—	14.91	(5.78)	0.91	0.75	0.75	0.79	7,882	97
Class O
11-30-16	15.02	0.05•	1.24	1.29	—	—	—	—	—	16.31	8.59	1.10	0.99	0.99	0.62	81,194	46
05-31-16	16.71	0.23	(0.97)	(0.74)	0.20	0.75	—	0.95	—	15.02	(4.05)	1.11	0.99	0.99	1.49	78,693	143
05-31-15	19.72	0.23•	1.23	1.46	0.32	4.15	—	4.47	—	16.71	7.93	1.03	0.99	0.99	1.24	92,467	73
05-31-14	18.26	0.09	3.02	3.11	0.04	1.61	—	1.65	—	19.72	17.60	1.01	0.99	0.99	0.45	97,002	122
05-31-13	14.71	0.05	3.74	3.79	0.06	0.18	—	0.24	—	18.26	26.05	1.02	0.99	0.99	0.26	87,976	102
05-31-12	15.70	0.08	(1.03)	(0.95)	0.04	—	—	0.04	—	14.71	(6.00)	1.18	1.00	1.00	0.54	49,167	97
See Accompanying Notes to Financial Statements
10

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class R
11-30-16	14.75	0.03•	1.22	1.25	—	—	—	—	—	16.00	8.47	1.35	1.24	1.24	0.38	14,709	46
05-31-16	16.41	0.20	(0.97)	(0.77)	0.14	0.75	—	0.89	—	14.75	(4.29)	1.36	1.24	1.24	1.25	14,352	143
05-31-15	19.45	0.18•	1.21	1.39	0.28	4.15	—	4.43	—	16.41	7.64	1.28	1.24	1.24	0.99	20,193	73
05-31-14	18.04	0.04	2.99	3.03	0.01	1.61	—	1.62	—	19.45	17.36	1.26	1.24	1.24	0.20	17,380	122
05-31-13	14.54	0.00*	3.70	3.70	0.02	0.18	—	0.20	—	18.04	25.70	1.27	1.24	1.24	0.02	15,871	102
05-31-12	15.54	0.04	(1.02)	(0.98)	0.02	—	—	0.02	—	14.54	(6.27)	1.43	1.25	1.25	0.29	10,204	97
Class W
11-30-16	15.33	0.07•	1.27	1.34	—	—	—	—	—	16.67	8.74	0.85	0.74	0.74	0.87	128	46
05-31-16	17.04	0.26•	(0.98)	(0.72)	0.24	0.75	—	0.99	—	15.33	(3.80)	0.86	0.74	0.74	1.74	148	143
05-31-15	20.03	0.25•	1.28	1.53	0.37	4.15	—	4.52	—	17.04	8.21	0.78	0.74	0.74	1.37	126	73
05-31-14	18.50	0.15•	3.05	3.20	0.06	1.61	—	1.67	—	20.03	17.89	0.76	0.74	0.74	0.77	70	122
05-31-13	14.90	0.09	3.79	3.88	0.10	0.18	—	0.28	—	18.50	26.36	0.77	0.74	0.74	0.59	52	102
08-05-11(4) - 05-31-12	13.51	0.10	1.36	1.46	0.07	—	—	0.07	—	14.90	10.88	0.93	0.75	0.75	0.85	3	97

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series that comprise the Company. The series included in this report is Voya Mid Cap Research Enhanced Index Fund (“Mid Cap Research Enhanced Index” or the “Fund”), a diversified series of the Company.
The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class O, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted

12

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Fund’s Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

13

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions will be made until any capital loss carryforwards have been fully utilized or expired.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers,

14

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
Purchases	Sales
$71,390,466	$80,732,304
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates: 0.550% on the first $500 million, 0.525% on the next $250 million, 0.500% on the next $1.25 billion, and 0.475% in excess of $2 billion.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund, except Class I and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class B	Class C	Class O	Class R
0.25%	1.00%	0.75%	0.25%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the period ended November 30, 2016, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$642	$—
Contingent Deferred Sales Charges:	$200	$102
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended November 30, 2016, the Fund incurred $7,512 of information statement costs associated with changes to the Fund’s name, investment objective, principal investment strategies, benchmark and portfolio managers. The Investment Adviser reimburses the Fund for these costs.
At November 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

15

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Percentage
Voya Institutional Trust Company	9.02%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to 1.00%, 1.75%, 1.50%, 0.75%, 1.00%, 1.25% and 0.75% for Class A, Class B, Class C, Class I, Class O, Class R and Class W, respectively.
Pursuant to a side letter agreement, through October 1, 2017, the Investment Adviser has agreed to further lower the expense limits to 0.99%, 1.74%, 1.49%, 0.74%, 0.99%, 1.24% and 0.74% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W, respectively. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, are as follows:
November 30,
2017	2018	2019	Total
$ —	$34,593	$102,454	$137,047
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Advisor, and the related expiration dates, as of November 30, 2016, are as follows:
	November 30,
	2017	2018	2019	Total
Class A	$7,843	$32,908	$23,448	$64,199
Class B	35	53	5	93
Class C	1,209	5,017	3,769	9,995
Class R	2,622	10,901	7,427	20,950
Class O	12,459	53,441	40,982	106,882
Class W	9	74	74	157
The Expense Limitation Agreement and the side letter agreement are contractual through October 1, 2017 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase

16

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
During the period ended November 30, 2016, the Fund utilized the line of credit as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
3	$1,067,000	1.41%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2016	72,334	—	—	(215,998)	(143,664)	1,113,106	—	—	(3,322,980)	(2,209,874)
5/31/2016	159,781	—	199,160	(765,892)	(406,951)	2,374,842	—	2,770,320	(11,331,847)	(6,186,685)
Class B
11/30/2016	3	—	—	—*	3	43	—	—	—*	43
5/31/2016	—	—	23	(8,350)	(8,327)	—	—	287	(121,544)	(121,257)
Class C
11/30/2016	8,061	—	—	(53,029)	(44,968)	117,162	—	—	(760,751)	(643,589)
5/31/2016	56,158	—	27,524	(114,872)	(31,190)	736,203	—	358,086	(1,596,362)	(502,073)
Class I
11/30/2016	35,345	—	—	(176,857)	(141,512)	549,875	—	—	(2,773,381)	(2,223,506)
5/31/2016	68,798	—	43,255	(199,915)	(87,862)	1,024,476	—	616,384	(3,041,711)	(1,400,851)
Class O
11/30/2016	49,817	—	—	(312,224)	(262,407)	766,922	—	—	(4,828,777)	(4,061,855)
5/31/2016	470,406	—	15,598	(780,346)	(294,342)	6,621,865	—	217,747	(11,585,043)	(4,745,431)
Class R
11/30/2016	30,147	—	—	(83,882)	(53,735)	455,634	—	—	(1,268,249)	(812,615)
5/31/2016	81,041	—	61,587	(400,041)	(257,413)	1,183,707	—	844,973	(6,236,565)	(4,207,885)
Class W
11/30/2016	3,920	—	—	(5,897)	(1,977)	64,338	—	—	(95,721)	(31,383)
5/31/2016	2,538	—	596	(827)	2,307	39,245	—	8,478	(11,959)	35,764

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — SECURITIES LENDING
Under an agreement with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at its last sale price or official closing price on the principal exchange or system on which it is traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the
“Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
Currently, the cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

17

NOTES TO FINANCIAL STATEMENTS as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund.
The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of November 30, 2016:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$1,047,727	$(1,047,727)	$—
Goldman, Sachs & Co.	731,665	(731,665)	—
HSBC Bank PLC	432,823	(432,823)	—
J.P. Morgan Securities LLC	635,277	(635,277)	—
Jefferies LLC	196,205	(196,205)	—
National Financial Services LLC	916,610	(916,610)	—
Total	$3,960,308	$(3,960,308)	$—

(1)
Collateral with a fair value of  $4,060,289 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The Fund paid no dividends or distributions during the six months ended November 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended May 31, 2016 was as follows:
Ordinary Income	Long-term Capital Gains
$2,920,055	$6,807,863
The tax-basis components of distributable earnings as of May 31, 2016 were:
Undistributed Ordinary Income	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
$542,982	$(213,553)	$3,258,175	$(1,581,207)	None
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2016, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2016, the Fund declared and paid dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Class A	NII	$0.1367	December 19, 2016	December 15, 2016
Class B	NII	$0.0288	December 19, 2016	December 15, 2016
Class C	NII	$0.0648	December 19, 2016	December 15, 2016
Class I	NII	$0.1718	December 19, 2016	December 15, 2016
Class O	NII	$0.1363	December 19, 2016	December 15, 2016
Class R	NII	$0.1012	December 19, 2016	December 15, 2016
Class W	NII	$0.1739	December 19, 2016	December 15, 2016
All Classes	LTCG	$0.1360	December 19, 2016	December 15, 2016

NII - Net investment income
LTCG - Long-term capital gain
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.2%
22,935		Big Lots, Inc.	$1,160,740	0.7
28,064		Brunswick Corp.	1,406,568	0.9
32,079		CalAtlantic Group, Inc.	1,071,118	0.7
20,643		Cheesecake Factory	1,221,446	0.8
9,019		Domino’s Pizza, Inc.	1,515,553	1.0
65,268		Gentex Corp.	1,206,805	0.8
13,270		Pool Corp.	1,335,095	0.8
279,606		Other Securities(a)	10,314,032	6.5
			19,231,357	12.2
		Consumer Staples: 4.0%
128,591		Other Securities	6,280,736	4.0
		Energy: 3.8%
72,672		QEP Resources, Inc.	1,428,732	0.9
241,660		Other Securities(a)	4,546,305	2.9
			5,975,037	3.8
		Financials: 16.7%
22,844		Chemical Financial Corp.	1,185,147	0.8
7,688		Everest Re Group Ltd.	1,618,708	1.0
33,359		First American Financial Corp.	1,258,969	0.8
7,599		MarketAxess Holdings, Inc.	1,259,686	0.8
65,151		Old Republic International Corp.	1,164,248	0.7
28,817		PacWest Bancorp	1,476,871	0.9
11,130		Reinsurance Group of America, Inc.	1,358,416	0.9
12,771	@	Signature Bank	1,914,501	1.2
12,057	@	SVB Financial Group	1,905,368	1.2
450,420		Other Securities(a)	13,210,289	8.4
			26,352,203	16.7
		Health Care: 7.8%
28,292		Healthsouth Corp.	1,178,928	0.8
9,304	@	Idexx Laboratories, Inc.	1,094,616	0.7
20,367	@	VCA, Inc.	1,274,974	0.8
9,528	@	WellCare Health Plans, Inc.	1,305,526	0.8
129,065		Other Securities(a)	7,485,791	4.7
			12,339,835	7.8
		Industrials: 14.7%
14,664		Curtiss-Wright Corp.	1,474,025	0.9
8,932		Huntington Ingalls Industries, Inc.	1,596,684	1.0
13,581		IDEX Corp.	1,271,318	0.8
58,674	@	JetBlue Airways Corp.	1,178,761	0.7
19,585		Lincoln Electric Holdings, Inc.	1,537,618	1.0
13,214		MSC Industrial Direct Co.	1,180,539	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
17,937		Regal-Beloit Corp.	$1,307,607	0.8
31,143		Timken Co.	1,216,134	0.8
31,534		Toro Co.	1,669,095	1.1
157,527		Other Securities	10,760,760	6.8
			23,192,541	14.7
		Information Technology: 16.9%
52,261	@	ARRIS International PLC	1,499,368	1.0
19,116	@	Arrow Electronics, Inc.	1,305,049	0.8
16,384		Belden, Inc.	1,210,778	0.8
23,668		Broadridge Financial Solutions, Inc. ADR	1,532,266	1.0
52,607	@	Ciena Corp.	1,128,420	0.7
9,987		Fair Isaac Corp.	1,135,422	0.7
57,318	@	Integrated Device Technology, Inc.	1,341,241	0.8
13,744		Monolithic Power Systems, Inc.	1,127,558	0.7
45,547	@	Trimble, Inc.	1,283,970	0.8
333,506		Other Securities(a)	15,137,382	9.6
			26,701,454	16.9
		Materials: 6.9%
63,847		Commercial Metals Co.	1,405,272	0.9
21,555		Packaging Corp. of America	1,827,002	1.2
42,370		Steel Dynamics, Inc.	1,503,288	0.9
115,615		Other Securities	6,155,750	3.9
			10,891,312	6.9
		Real Estate: 10.7%
42,981	@	Communications Sales & Leasing, Inc.	1,071,516	0.7
43,067		LaSalle Hotel Properties	1,208,891	0.7
15,422		Mid-America Apartment Communities, Inc.	1,413,118	0.9
32,040		Weingarten Realty Investors	1,137,740	0.7
448,679		Other Securities	12,134,160	7.7
			16,965,425	10.7
		Utilities: 4.9%
19,799		Black Hills Corp.	1,163,191	0.7
24,637		National Fuel Gas Co.	1,389,034	0.9
33,021		UGI Corp.	1,479,341	0.9
126,482		Other Securities(a)	3,728,734	2.4
			7,760,300	4.9
		Total Common Stock (Cost $143,463,461)	155,690,200	98.6

See Accompanying Notes to Financial Statements
19

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
9,769	iShares S&P MidCap 400 Index Fund	$1,587,658	1.0
	Total Exchange-Traded Funds (Cost $1,495,815)	1,587,658	1.0
	Total Long-Term Investments (Cost $144,959,276)	157,277,858	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc: 2.6%
$1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 12/15/16-10/20/66)	1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 12/01/16-09/09/49)	1,000,000	0.6
60,289	Deutsche Bank AG, Repurchase Agreement dated 11/30/16, 0.29%, due 12/01/16 (Repurchase Amount $60,289, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $61,495, due 02/15/40)	60,289	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/16, 0.32%, due 12/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	$1,000,000	0.7
1,000,000	Nomura Securities, Repurchase Agreement dated 11/30/16, 0.28%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 01/01/17-09/20/66)	1,000,000	0.6
		4,060,289	2.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
582,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310% (Cost $582,000)	582,000	0.3
	Total Short-Term Investments (Cost $4,642,289)	4,642,289	2.9
	Total Investments in Securities (Cost $149,601,565)	$161,920,147	102.5
	Liabilities in Excess of Other Assets	(3,952,737)	(2.5)
	Net Assets	$157,967,410	100.0

See Accompanying Notes to Financial Statements
20

Voya Mid Cap Research Enhanced	SUMMARY PORTFOLIO OF INVESTMENTS
Index Fund	as of November 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of November 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $149,544,694.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,272,641
Gross Unrealized Depreciation	(3,897,188)
Net Unrealized Appreciation	$12,375,453

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$155,690,200	$—	$—	$155,690,200
Exchange-Traded Funds	1,587,658	—	—	1,587,658
Short-Term Investments	582,000	4,060,289	—	4,642,289
Total Investments, at fair value	$157,859,858	$4,060,289	$—	$161,920,147

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
21

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Directors (the “Board”) of Voya Series Fund, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Mid Cap Research Enhanced Index Fund (the “Fund”), as such term is defined under the 1940 Act (the “Independent Directors”), must annually review and approve the Fund’s existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve the investment management contract (the “Management Contract”) between Voya Investments, LLC (“Adviser”) and the Fund, and the sub-advisory contract (“Sub-Advisory Contract”) with the sub-adviser to the Fund (the “Sub-Adviser”) effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Directors also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Directors and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Directors.
At its October 18, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Fund effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Fund effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Directors also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Directors that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of the Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for Voya funds, including the Fund’s existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Directors and the appointment and election of new Directors. In addition, the Independent Directors have reviewed and refined the renewal and approval process at least annually in order to make revised requests for information from Management and address certain unique characteristics related to new or existing Voya funds.
The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the

22

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts Committee provides oversight with respect to the contracts renewal and approval process, and the Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged a Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average and/or median, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where the Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Directors in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request, and Management provides, certain information that the Independent Directors deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Directors in developing and determining a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Directors review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of investment management and sub-advisory arrangements (including the Fund’s Management and Sub-Advisory Contracts). The Independent Directors have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Fund for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends and considers recommendations from Management for refinements to the
15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Fund’s Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Directors received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser. This included information regarding the Adviser and Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser conducts day-to-day oversight of the Fund’s operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include, among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Fund.
The materials requested by the Independent Directors and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Directors prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for the Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which the Fund’s Selected Peer Group was selected and how profitability was determined; (4) responses from the Adviser and Sub-Adviser to the Fund to a series of

23

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

questions posed by K&L Gates on behalf of the Independent Directors; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and Sub-Adviser; (7) financial statements for the Adviser and Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Company’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
For the Fund, Class A shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A shares generally were selected so that a Fund’s share class with the longest performance history was compared to the analogous class of shares for the Fund in its Selected Peer Group. The mutual funds included in the Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Groups.
In arriving at its conclusions with respect to the Management Contract, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Fund that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to a Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Fund on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of the Fund to its Morningstar category average and/or median and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Fund and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Fund also benefits from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Fund and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Fund. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an

24

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.
The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Fund’s performance.
In considering the Fund’s Management Contract, the Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Company’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of the Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and Sub-Adviser, and evaluated the compensation arrangements for the Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Fund (and other relevant funds in the Voya funds) by the Adviser and Sub-Adviser, and whether those resources are commensurate with the needs of the Fund and are sufficient to provide high-quality services to the Fund. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Fund’s operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for the Fund included its investment performance compared to the Fund’s Morningstar category average and/or median, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
Since the Fund seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Fund’s performance and the total return of such index during these time periods, but also considered the performance of the Fund relative to the applicable Morningstar category.
In addition, the Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively.
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund underperformed its Morningstar category average for all periods presented, with the exceptions of the year-to-date period, during which it outperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile for the year-to-date period, the fourth quintile for the five-year period, and the fifth (lowest) quintile for the one-year, three-year and ten-year periods.

25

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing this performance data, the Board took into account: (1) the Board approved a change to the Fund’s name, principal investment strategies, benchmark and portfolio management team effective May 31, 2016; and (2) that Management would continue to monitor, and the Board or its applicable IRC would periodically review, the Fund’s investment performance.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and Sub-Adviser as the Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board noted any breakpoints in advisory fee rate schedules that will result in a lower advisory fee rate when the Fund achieves sufficient asset levels to receive a breakpoint discount. In the case of sub-advisory fees, the Board considered that breakpoints would inure to the benefit of the Adviser, except to the extent that there are corresponding advisory fee rate breakpoints or waivers, which the Board monitors over time. The Board also considered the extent to which economies of scale could be realized through such fee waivers, expense reimbursements or other expense reductions. In evaluating fee rate breakpoint arrangements and economies of scale, the Independent Directors also considered prior periodic management reports, industry information on this topic and the Fund’s investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to a Fund, the Board considered any underlying rationale provided by the Adviser or the Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Fund and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Fund, as compared to non-registered investment company clients; market differences in fee rates that existed when the Fund first was organized; differences in the original sponsors of the Fund that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered the contractual management fee rate payable by the Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual management fees that are paid to the Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered expense limitations applicable to the fees payable by the Fund, including the Adviser’s agreement to extend the expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of the Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the Sub-Adviser and their respective affiliates from their association with the Fund. For the Fund, the Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund is above the median and below the average expense ratios of the funds in its Selected Peer Group.
In analyzing this fee data, the Board took into account Management’s representations regarding the competitiveness of the Fund’s expense ratio.
For the Fund, the Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to a Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information

26

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating the Fund both with and without the profitability of the distributor of the Fund and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering the Management and Sub-Advisory Contracts, the Board noted that, at the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Voya funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.
Conclusion
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s strategies were modified in May 2016, and it is reasonable to permit additional time to assess performance; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

27

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166400         (1116-012417)

Semi-Annual Report
November 30, 2016
Voya Capital Allocation Fund
Classes A, B, C, I, O and W
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Form N-Q, as well as a complete portfolio of investments, is available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Ringing out the Old, Ringing in the New
Dear Shareholder,
As 2016 comes to a close, we would like to look ahead to what should be another eventful year in 2017. With U.S. President Donald Trump sworn into office on January 20th, changes are most certainly on the horizon. We believe expectations of tax cuts, deregulation and fiscal policy could result in near-term acceleration of economic growth in the United States. This acceleration will likely lead to improved corporate revenues and earnings; nevertheless, subdued productivity and consumers’ reluctance to borrow could continue to limit potential growth. While we expect near-term global inflationary pressures to keep building, demographics and the persistent savings glut should keep inflation expectations contained over the long term.
As expected, the U.S. Federal Reserve Board (“Fed”) voted to increase interest rates at its December meeting. Chairwoman Janet Yellen detailed the Fed’s plan for 2017, projecting increased economic growth and highlighting the possibility of three rate hikes for the year ahead. We believe the Fed will maintain its cautious pace of rate normalization, guided by market expectations. Globally, near-term economic progress and easier fiscal policies should reduce the need to rely so heavily upon monetary policy.
Political uncertainty persists in this post-election world, and we believe the move away from unconventional monetary policy is likely to also increase volatility. True to our philosophy, we believe that investors should remain vigilant — and that a globally diversified portfolio represents the best way to navigate the changing landscape of 2017. Before taking any action that could impact your long-term potential for investment success, thoroughly discuss personal circumstances and possible actions with your financial advisor.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor to achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
December 21, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended November 30, 2016

As our fiscal year commenced the prices of risky assets were in their fourth month of recovery after intensifying global concerns had driven them down into February. The U.S. Federal Open Market Committee (“FOMC”) had started raising interest rates in December with the prospect of more to come in 2016 despite sluggish economic progress. It was worse in the rest of the developed world where negative bond yields were increasingly common.
China was an ongoing concern with declining growth, policy missteps and ballooning debt. Energy and commodities prices were falling, adding to deflationary pressures.
Many indices seemed to reach their nadir on February 11 before rebounding, with no specific catalyst evident. From then to the end of May, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, had reclaimed nearly 14%. With much turmoil along the way, the Index managed to rise a further 5.40% in the first half of the fiscal year. (The Index returned 3.15% for the six-month period ended November 30, 2016, measured in U.S. dollars.)
Early in the period there were still many who doubted the sustainability of the rebound in asset prices. Yet by the end of May, the domestic economy was delivering some more encouraging data. FOMC officials started talking about two to three rate increases in 2016, as the faint growth in U.S. gross domestic product (“GDP”) in late 2015 and early 2016 would soon improve and employment was nearly full.
A surprisingly weak U.S. employment report on June 3 put paid to a rate increase that month. But worse was to come. On June 23, the British electorate unexpectedly voted to leave the European Union (“EU”). The strident voices of anti-globalization in other EU countries were sure to demand their own referendum. The potential disintegration of the world’s largest trading bloc had alarming implications for global demand and investment. Yet an initial 6% drop in the Index was mostly reversed by month end.
Indeed, the prices of risk assets resumed their recovery; the Index rose 4.56% in the two months through August. Two strong employment reports took the unemployment rate below 4.9%. Core inflation was holding above 2%. Slim second quarter annualized GDP growth of just 1.1% concealed real final sales growth of 2.4%. By the end of August, Federal Reserve Vice Chair Stanley Fischer was again warning of two interest rate increases before year end. In the event the FOMC did not act in September in the wake of a less strong employment report and listless purchasing managers’ indices, but gave a broad hint that they would do so in December.
By the end of October, one notable trend was the increase in government bond yields. There were various reasons. In the U.S. an interest rate hike in December was an increasingly likely prospect, not dimmed by GDP growth for the third quarter of 2016 reported at 2.9%. In the euro zone, it was feared that the European Central Bank was about to “taper” its bond buying. In the U.K., the weakening pound made government bonds less attractive.
But this and other market trends were thrown into disarray when on November 8, a new U.S. President was unexpectedly elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act.
Having stumbled for two months the Index danced 2.63% higher in November. But the music had changed. The platform was seen as reflationary and inflationary in the U.S. The yield curve rose and steepened faster than ever. This and the prospect of lighter regulation benefited banks. The promised infrastructure spending boosted sectors like industrials, energy and materials. However, sectors that had been “bond surrogates” like utilities and consumer staples suffered. The technology sector, on which the net effect was unclear, was barely changed.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) lost 0.92% in the fiscal half-year. The Bloomberg Barclays U.S. Treasury Bond sub-index fell 1.89%, but its long-term subsector slid 6.08% as the yield curve steepened. Indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index edged up 0.09%; the more equity- Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) added 6.43%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.01% over the six-months, more than half in November. The strongest sectors were financials and industrials, returning 17.99% and 12.18% respectively, roughly three quarters of it in November. Weakest were utilities and health care, which returned -3.20% and -2.82%. S&P 500® companies’ earnings per share were set to record a 3% year-over-year increase in the third quarter of 2016 after five straight year-over-year declines.
In currencies the dollar was boosted by developments in November and on a trade-weighted basis reached a 14-year high. The dollar gained 5.13% against the euro, 3.37% against the yen and 15.79% on the pound, although in the latter case it was primarily due to Britain’s vote to leave the EU.
In international markets, the MSCI Japan® Index rose 7.61%, mostly in November as the yen resumed its fall, improving the value of non-yen export earnings. The MSCI Europe ex UK® Index lost just 0.23%, the balance of larger effects: materials gained over 11% and made the largest contribution while health care lost over 9% and made the largest negative contribution. The MSCI UK® Index climbed 11.14%, its big multinational members like HSBC, Shell and Glencore benefiting from the weaker pound, the currency in which their substantial overseas earnings would be reported.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays Global Aggregate Index	Provides a broad-based measure of the global investment-grade fixed-rate debt markets.
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays High Yield Bond Index	The Barclays US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded. The US Corporate High Yield Index is a component of the US Universal and Global High Yield Indices. The index was created in 1986, with history backfilled to July 1, 1983.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Bloomberg Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
Bloomberg Commodity Index	Bloomberg Commodity Index (BCOM) is calculated on an excess return basis and reflects commodity futures price movements. The index rebalances annually weighted 2/3 by trading volume and 1/3 by world production and weight-caps are applied at the commodity, sector and group level for diversification. Roll period typically occurs from 6th – 10th business day based on the roll schedule.
FTSE EPRA/NAREIT Developed Index	The Index is designed to track the performance of listed real estate companies and real-estate investment trusts (REITs) worldwide. Relevant activities are defined as the ownership, disposal and development of income-producing real estate. Constituents are classified into distinct property sectors based on gross invested book assets, as disclosed in the latest published financial statement. Index constituents are free-float adjusted, liquidity, size and revenue screened.
MSCI Emerging Markets IndexSM	An index that measures the performance of securities listed on exchanges in developing nations throughout the world. It includes the reinvestment of dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe, Australasia and Far East® (“MSCI EAFE”) Index	An index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI U.S. REIT® Index	A free float-adjusted market capitalization weighted index that is comprised of equity real estate investment trusts that are included in the MSCI U.S. Investable Market 2500 Index (with the exception of specialty REITs that do not generate a majority of their revenue and income from real estate rental and leasing obligations). The index represents approximately 85% of the U.S. REIT market.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 1000® Growth Index	An index that measures the performance of those companies in the Russell 1000® Index with higher than average price-to-book ratio and forecasted growth. The index returns reflect no deductions for fees, expenses or taxes.
Russell 1000® Value Index	An index that measures the performance of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.
3

Benchmark Descriptions (continued)

Index	Description
Russell 2000® Index	An index that measures the performance of securities of small U.S. companies.
Russell 3000® Index	A broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market.
Russell Midcap® Index	An index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
The S&P/LSTA Leveraged Loan Index	An total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor’s (“S&P”) and the Loan Syndications and Trading Association (“LSTA”) conceived the index to establish a performance benchmark for the syndicated leveraged loan industry.
S&P Target Risk Growth Index	Seeks to provide increased exposure to equities, while also using some fixed-income exposure to dampen risk.
4

Portfolio Managers’ Report	Voya Capital Allocation Fund

Target Allocations as of November 30, 2016 (percent of net assets)

U.S. Large Cap Stocks	28%
U.S. Mid-Cap Stocks	6%
U.S. Small-Cap Stocks	2%
International Large Cap Stocks	23%
Emerging Markets	8%
Global Real Estate	2%
Commodities	2.5%
Domestic Core Bond	0%
Global Bond	17.5%
High Yield	6%
Bank Loans	4%
Cash	1%
Total	100%

Voya Capital Allocation Fund (the “Fund”) seeks to provide total return consisting of capital growth, both realized and unrealized, and current income. The Fund is managed by Paul Zemsky, CFA, Portfolio Manager, of Voya Investment Management Co. LLC — the Sub-Adviser.
The Fund is a fund-of-funds, which may invest in underlying funds and direct securities. It uses a proprietary asset allocation strategy to determine the percentage of the Fund’s net assets to invest in each of the underlying funds (the “target allocations”). Target allocations may be changed from time to time. The Fund’s strategic allocation benchmark, the Capital Allocation Fund Composite Index (“CAF Composite”)(1), reflects these target allocations.
Performance: For the six-month period ended November 30, 2016, the Fund’s Class A shares, excluding sales charges, provided a total return of 1.84% compared to the S&P Target Risk Growth Index, the Bloomberg Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index, the Russell 3000® Index and the CAF Composite, which returned 2.37%, -0.92%, -1.25%, 6.93% and 2.54%, respectively, during the same period.
Portfolio Specifics: For the reporting period, the Fund underperformed both the S&P Target Risk Growth Index and its strategic CAF Composite.
The CAF Composite outperformed the S&P Target Risk Growth Index. Over the period, equities outperformed fixed income, and the CAF Composite benefited from a higher allocation to equities and lower allocation to fixed income than the S&P Target Risk Growth Index. Within equities, the CAF Composite held a relatively large position in mid cap stocks, which delivered positive excess returns, as compared to the S&P Target Risk Growth Index. The CAF Composite was also aided by an underweight to core fixed income as bonds struggled after long-dated U.S. Treasury yields bottomed in July and staged a sharp rally following the November U.S. Presidential election. However, much of the gains from the core bond underweight were offset by an overweight to global bonds, which struggled for the same reason as core fixed income in addition to sovereign spread widening that took place as a result of elevated political uncertainty in the Eurozone.
The Fund attempts to outperform the return of the CAF Composite through tactical asset allocation, i.e., deviating from the CAF Composite asset allocation over the short and medium term. Tactical asset allocation slightly detracted from performance over the period before fees and expenses. The primary cause of underperformance was an underweight position in emerging market equities toward the beginning of the period when the asset class sharply ascended in response to dovish commentary from the U.S. Federal Reserve, declining interest rates, and a weaker dollar. The largest contributor to performance was an overweight to value vs growth, as more cyclically sensitive sectors, such as financials, rose after an extended bout of underperformance.
The Fund also attempts to outperform the return of the CAF Composite through the selection of underlying funds, which represent the various asset classes within the CAF Composite. Underlying fund selection added value over the period before fees and expenses. The underlying funds with the highest outperformance versus their asset class benchmarks were Voya Global Bond Fund, Voya International Core Fund and Credit Suisse Commodity Return Fund. The funds with the largest underperformance were Voya Mid Cap Opportunities Fund, Voya Global Real Estate Fund and Voya Small Company Fund.
Current Strategy and Outlook: U.S. equity markets had their best month in quite some time in November, however, the gains were not global in nature. Selling pressure materialized in Europe and emerging markets as investors quickly incorporated the pro-growth and domestic U.S. policies President-Elect Trump campaigned on this year. Commodities were modestly lower but cyclical segments such as industrial metals and copper were positive.
We believe the rally can run quite a bit longer, as only recently have we seen meaningful net inflows to equities, and because the rotation into the sectors that have struggled the most this year, specifically financials, materials and industrials, has just started to get investors’ attention. We are mindful that the S&P 500® trading at 17.5 times forward earnings does not leave much cushion for disappointment on the earnings front, but believe that policy can deliver on the growth side with lower corporate taxes and more favorable treatment of corporate overseas earnings. It is not an outcome without risk, as there are very serious agenda items that include some modicum of protectionism and trade tariffs; these demand to be paid attention to going forward, and could be a shock to growth if fully implemented.

(1)
The CAF Composite is composed of several indices that we believe provide an internal reference benchmark against which the actual performance of the Fund’s portfolio can be compared. As of November 30, 2016, the index allocation is approximately: 4% of the S&P 500® Index, 4.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 23% of the MSCI EAFE® Index, 5% of the MSCI Emerging Markets Index, 8.5% of the Russell 1000® Growth Index, 12.5% of the Russell 1000® Value Index, 2% of the Russell 2000® Index, 6% of the Russell Midcap® Index, 18% of the Bloomberg Barclays Global Aggregate Index, 7% of the Bloomberg Barclays High Yield Bond Index, 4% of S&P/LSTA Leveraged Loan Index, 1% of FTSE ERPA/NAREIT Developed Index, 1% of the MSCI U.S. REIT Index, 1% U.S. Treasury Bill 3M, and 2.5% of Bloomberg Commodity Index.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
5

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended November 30, 2016**
Class A	$1,000.00	$1,018.40	0.52%	$2.63	$1,000.00	$1,022.46	0.52%	$2.64
Class B	1,000.00	1,015.30	1.27	6.42	1,000.00	1,018.70	1.27	6.43
Class C	1,000.00	1,014.50	1.27	6.41	1,000.00	1,018.70	1.27	6.43
Class I	1,000.00	1,020.00	0.27	1.37	1,000.00	1,023.71	0.27	1.37
Class O	1,000.00	1,018.50	0.52	2.63	1,000.00	1,022.46	0.52	2.64
Class W	1,000.00	1,019.10	0.27	1.37	1,000.00	1,023.71	0.27	1.37

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

6

Statement of Assets and Liabilities as of November 30, 2016 (Unaudited)

ASSETS:
Investments in securities at fair value*	$71,646
Investments in affiliated underlying funds at fair value**	105,661,069
Investments in unaffiliated underlying funds at fair value***	47,288,666
Total investments at fair value	$153,021,381
Cash	1,272,924
Cash collateral for futures	452,804
Receivables:
Investments in affiliated underlying funds sold	828,835
Investments in unaffiliated underlying funds sold	3,532,333
Fund shares sold	94,528
Dividends	63,904
Interest	329
Prepaid expenses	41,072
Reimbursement due from manager	24,871
Other assets	18,472
Total assets	159,351,453
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3,152,588
Payable for investments in unaffiliated underlying funds purchased	1,078,777
Payable for fund shares redeemed	227,212
Payable for investment management fees	29,187
Payable for distribution and shareholder service fees	42,364
Payable for directors fees	562
Payable to directors under the deferred compensation plan (Note 6)	18,472
Other accrued expenses and liabilities	63,562
Total liabilities	4,612,724
NET ASSETS	$154,738,729
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$181,577,375
Undistributed net investment income	1,248,943
Accumulated net realized loss	(35,051,066)
Net unrealized appreciation	6,963,477
NET ASSETS	$154,738,729
* Cost of investments in securities	$68,990
** Cost of investments in affiliated underlying funds	$100,572,699
*** Cost of investments in unaffiliated underlying funds	$45,026,087
See Accompanying Notes to Financial Statements
7

Statement of Assets and Liabilities as of November 30, 2016 (Unaudited) (continued)

Class A
Net assets	$64,325,561
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	6,112,632
Net asset value and redemption price per share†	$10.52
Maximum offering price per share (5.75%)(1)	$11.16
Class B
Net assets	$517,528
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	48,655
Net asset value and redemption price per share†	$10.64
Class C
Net assets	$20,631,714
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,960,772
Net asset value and redemption price per share†	$10.52
Class I
Net assets	$12,445,305
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	1,164,429
Net asset value and redemption price per share	$10.69
Class O
Net assets	$56,742,982
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	5,422,869
Net asset value and redemption price per share	$10.46
Class W
Net assets	$75,639
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	7,081
Net asset value and redemption price per share	$10.68

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
8

Statement of Operations for the six months ended November 30, 2016 (Unaudited)

INVESTMENT INCOME:
Interest	$2,274
Dividends from affiliated underlying funds	987,506
Dividends from unaffiliated underlying funds	549,068
Total investment income	1,538,848
EXPENSES:
Investment management fees	205,117
Distribution and shareholder service fees:
Class A	83,659
Class B	3,146
Class C	108,382
Class O	72,081
Transfer agent fees:
Class A	68,296
Class B	648
Class C	22,119
Class I	8,583
Class O	58,747
Class W	63
Shareholder reporting expense	18,300
Registration fees	36,831
Professional fees	18,159
Custody and accounting expense	8,418
Directors fees	2,388
Miscellaneous expense	9,234
Total expenses	724,171
Net waived and reimbursed fees	(239,718)
Net expenses	484,453
Net investment income	1,054,395
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,654
Sale of affiliated underlying funds	1,048,853
Sale of unaffiliated underlying funds	238,390
Foreign currency related transactions	32
Futures	(276,504)
Net realized gain	1,022,425
Net change in unrealized appreciation (depreciation) on:
Investments	(329)
Affiliated underlying funds	(153,615)
Unaffiliated underlying funds	1,722,360
Futures	(755,866)
Net change in unrealized appreciation (depreciation)	812,550
Net realized and unrealized gain	1,834,975
Increase in net assets resulting from operations	$2,889,370

See Accompanying Notes to Financial Statements
9

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended November 30, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$1,054,395	$1,876,424
Net realized gain	1,022,425	6,186,332
Net change in unrealized appreciation (depreciation)	812,550	(14,468,289)
Increase (decrease) in net assets resulting from operations	2,889,370	(6,405,533)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	(1,085,869)
Class B	—	(4,212)
Class C	—	(179,583)
Class I	—	(230,050)
Class O	—	(900,493)
Class W	—	(853)
Total distributions	—	(2,401,060)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,275,612	9,158,846
Reinvestment of distributions	—	1,344,828
	2,275,612	10,503,674
Cost of shares redeemed	(10,852,688)	(33,072,893)
Net decrease in net assets resulting from capital share transactions	(8,577,076)	(22,569,219)
Net decrease in net assets	(5,687,706)	(31,375,812)
NET ASSETS:
Beginning of year or period	160,426,435	191,802,247
End of year or period	$154,738,729	$160,426,435
Undistributed net investment income at end of year or period	$1,248,943	$194,548

See Accompanying Notes to Financial Statements
10

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)††(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
11-30-16	10.33	0.07•	0.12	0.19	—	—	—	—	—	10.52	1.84	0.83	0.52	0.52	1.41	64,326	47
05-31-16	10.83	0.13	(0.47)	(0.34)	0.16	—	—	0.16	—	10.33	(3.10)	0.80	0.45	0.45	1.22	67,601	65
05-31-15	10.82	0.14•	0.16	0.30	0.29	—	—	0.29	—	10.83	2.86	0.71	0.38	0.38	1.33	86,884	38
05-31-14	9.91	0.14	1.00	1.14	0.23	—	—	0.23	—	10.82	11.57	0.75	0.37	0.37	1.37	86,914	46
05-31-13	8.78	0.21•	1.19	1.40	0.27	—	—	0.27	—	9.91	16.17	0.65	0.38	0.38	2.21	89,440	59
05-31-12	9.54	0.23	(0.73)	(0.50)	0.26	—	—	0.26	—	8.78	(5.17)	0.58	0.38	0.38	2.45	88,615	114
Class B
11-30-16	10.48	0.04•	0.12	0.16	—	—	—	—	—	10.64	1.53	1.58	1.27	1.27	0.74	518	47
05-31-16	10.94	0.06•	(0.48)	(0.42)	0.04	—	—	0.04	—	10.48	(3.83)	1.55	1.20	1.20	0.55	740	65
05-31-15	10.91	0.07•	0.14	0.21	0.18	—	—	0.18	—	10.94	2.02	1.46	1.13	1.13	0.65	1,710	38
05-31-14	9.97	0.06	1.02	1.08	0.14	—	—	0.14	—	10.91	10.84	1.50	1.12	1.12	0.66	2,545	46
05-31-13	8.83	0.14•	1.18	1.32	0.18	—	—	0.18	—	9.97	15.10	1.40	1.13	1.13	1.48	3,291	59
05-31-12	9.53	0.16•	(0.72)	(0.56)	0.14	—	—	0.14	—	8.83	(5.88)	1.33	1.13	1.13	1.73	4,349	114
Class C
11-30-16	10.37	0.03•	0.12	0.15	—	—	—	—	—	10.52	1.45	1.58	1.27	1.27	0.66	20,632	47
05-31-16	10.87	0.05	(0.47)	(0.42)	0.08	—	—	0.08	—	10.37	(3.86)	1.55	1.20	1.20	0.48	21,959	65
05-31-15	10.86	0.06	0.16	0.22	0.21	—	—	0.21	—	10.87	2.09	1.46	1.13	1.13	0.60	26,229	38
05-31-14	9.95	0.06	1.01	.07	0.16	—	—	0.16	—	10.86	10.81	1.50	1.12	1.12	0.60	27,300	46
05-31-13	8.82	0.14•	1.19	1.33	0.20	—	—	0.20	—	9.95	15.19	1.40	1.13	1.13	1.46	24,344	59
05-31-12	9.57	0.16	(0.72)	(0.56)	0.19	—	—	0.19	—	8.82	(5.83)	1.33	1.13	1.13	1.67	23,783	114
Class I
11-30-16	10.48	0.09•	0.12	0.21	—	—	—	—	—	10.69	2.00	0.51	0.27	0.27	1.65	12,445	47
05-31-16	10.99	0.16	(0.48)	(0.32)	0.19	—	—	0.19	—	10.48	(2.88)	0.47	0.20	0.20	1.46	12,623	65
05-31-15	10.98	0.18	0.15	0.33	0.32	—	—	0.32	—	10.99	3.09	0.42	0.13	0.13	1.59	14,705	38
05-31-14	10.05	0.17	1.02	1.19	0.26	—	—	0.26	—	10.98	11.94	0.40	0.12	0.12	1.63	15,100	46
05-31-13	8.92	0.24•	1.20	1.44	0.31	—	—	0.31	—	10.05	16.30	0.34	0.13	0.13	2.47	14,901	59
05-31-12	9.68	0.26	(0.73)	(0.47)	0.29	—	—	0.29	—	8.92	(4.80)	0.27	0.07	0.07	2.72	13,873	114
Class O
11-30-16	10.27	0.07•	0.12	0.19	—	—	—	—	—	10.46	1.85	0.83	0.52	0.52	1.40	56,743	47
05-31-16	10.77	0.13	(0.47)	(0.34)	0.16	—	—	0.16	—	10.27	(3.10)	0.80	0.45	0.45	1.21	57,455	65
05-31-15	10.77	0.15	0.14	0.29	0.29	—	—	0.29	—	10.77	2.79	0.71	0.38	0.38	1.34	62,183	38
05-31-14	9.86	0.14	1.00	1.14	0.23	—	—	0.23	—	10.77	11.64	0.75	0.37	0.37	1.37	65,315	46
05-31-13	8.75	0.21•	1.18	1.39	0.28	—	—	0.28	—	9.86	16.02	0.65	0.38	0.38	2.21	62,833	59
05-31-12	9.51	0.22	(0.72)	(0.50)	0.26	—	—	0.26	—	8.75	(5.16)	0.58	0.38	0.38	2.42	59,565	114
See Accompanying Notes to Financial Statements
11

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)††(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class W
11-30-16	10.48	0.09•	0.11	0.20	—	—	—	—	—	10.68	1.91	0.58	0.27	0.27	1.61	76	47
05-31-16	10.98	0.16•	(0.47)	(0.31)	0.19	—	—	0.19	—	10.48	(2.76)	0.55	0.20	0.20	1.58	48	65
05-31-15	10.98	0.04•	0.28	0.32	0.32	—	—	0.32	—	10.98	3.05	0.46	0.13	0.13	0.40	91	38
05-31-14	10.05	0.15•	1.04	1.19	0.26	—	—	0.26	—	10.98	11.91	0.50	0.12	0.12	1.47	8	46
05-31-13	8.91	0.24•	1.20	1.44	0.30	—	—	0.30	—	10.05	16.36	0.40	0.13	0.13	2.47	3	59
08-05-11(5) - 05-31-12	8.96	0.20•	0.04	0.24	0.29	—	—	0.29	—	8.91	2.83	0.33	0.13	0.13	2.66	3	114
(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of Underlying Funds.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

††
Net investment income is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.

See Accompanying Notes to Financial Statements
12

Notes to Financial Statements as of November 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Series Fund, Inc. (the “Company”) was incorporated under the laws of Maryland on June 17, 1991 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are six separate active investment series that comprise the Company. The series included in this report is Voya Capital Allocation Fund (“Capital Allocation” or the “Fund”), a diversified series of the Company.
The Fund offers the following classes of shares: Class A, Class B, Class C, Class I, Class O and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares eight years after purchase. Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade

13

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

14

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments. The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended November 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Risk Exposures and the Use of Derivative Instruments. The Fund may also pursue its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund invests in derivative instruments to increase or decrease its exposure to equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part,

15

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union) are implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
E. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts, if any, are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended November 30, 2016, the Fund purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. The Fund also sold futures contracts on equity indices to manage exposure to equity and interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended November 30, 2016, the Fund had an average notional value of  $5,894,215 and $5,712,043 on futures contracts purchased and sold, respectively. Please refer to the table following the Portfolio of Investments for open futures contracts at November 30, 2016.
F. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

16

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended November 30, 2016, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:
Purchases	Sales
$74,356,214	$82,540,043
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds, 0.40% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or derivatives; and 0.900% on the first $500 million; 0.875% on the next $500 million; 0.850% on the next $500 million; 0.825% on the next $500 million; and 0.800% thereafter of the Fund’s average daily net assets invested in direct investments.
The Investment Adviser is contractually obligated to waive 0.02% of the management fee. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except as noted below) has a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund, except Class I and Class W, pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:
Class A	Class B	Class C	Class O
0.25%	1.00%	1.00%	0.25%
The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended November 30, 2016, the Distributor retained the following amounts in sales charges:

17

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

	Class A	Class C
Initial Sales Charges:	$2,664	$—
Contingent Deferred Sales Charges:	$—	$423
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At November 30, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund.
Subsidiary	Percentage
Voya Institutional Trust Company	5.01%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Voya Investments has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Maximum Operating Expense Limit (as a percentage of average net assets)(1)
Class A	Class B	Class C	Class I	Class O	Class W
1.15%	1.90%	1.90%	0.90%	1.15%	0.90%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of November 30, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
November 30,			Total
2017	2018	2019
$ 551,708	$529,769	$327,142	$1,408,619
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of November 30, 2016, are as follows:
	November 30,
	2017	2018	2019	Total
Class A	$23,311	$53,590	$50,800	$127,701
Class B	764	996	223	1,983
Class C	7,134	17,631	16,634	41,399
Class O	17,142	41,936	42,515	101,593
Class W	1	78	46	125
The Expense Limitation Agreement is contractual through October 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

18

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
The Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund did not utilize the line of credit during the period ended November 30, 2016.

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
11/30/2016	85,447	—	—	(515,178)	(429,731)	896,718	—	—	(5,425,811)	(4,529,093)
5/31/2016	329,532	—	96,258	(1,905,818)	(1,480,028)	3,415,037	—	965,499	(19,789,915)	(15,409,379)
Class B
11/30/2016	—	—	—	(21,975)	(21,975)	—	—	—	(233,481)	(233,481)
5/31/2016	34	—	374	(86,048)	(85,640)	344	—	3,819	(897,241)	(893,078)
Class C
11/30/2016	16,406	—	—	(173,090)	(156,684)	171,733	—	—	(1,819,116)	(1,647,383)
5/31/2016	163,823	—	13,278	(473,737)	(296,636)	1,694,745	—	134,104	(4,812,090)	(2,983,241)
Class I
11/30/2016	21,923	—	—	(61,834)	(39,911)	232,867	—	—	(656,356)	(423,489)
5/31/2016	35,274	—	20,777	(190,038)	(133,987)	363,355	—	211,303	(1,954,891)	(1,380,233)
Class O
11/30/2016	89,490	—	—	(258,744)	(169,254)	933,303	—	—	(2,704,056)	(1,770,753)
5/31/2016	367,178	—	2,931	(550,034)	(179,925)	3,684,965	—	29,250	(5,579,131)	(1,864,916)
Class W
11/30/2016	3,821	—	—	(1,301)	2,520	40,991	—	—	(13,868)	27,123
5/31/2016	38	—	84	(3,835)	(3,713)	400	—	853	(39,625)	(38,372)
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The Fund paid no dividends or distributions during the six months ended November 30, 2016. Dividends to shareholders from ordinary income were $2,401,060 for the year ended May 31, 2016.
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
$ 229,467	$2,873,131	$(25,172,660)	2017
		(6,390,066)	2018
		(1,232,969)	2019
		$(32,795,695)*

19

Notes to Financial Statements as of November 30, 2016 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of November 30, 2016, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to November 30, 2016, the Fund declared and paid net investment income dividends of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.1949	January 3, 2017	December 29, 2016
	Per Share Amount	Payable Date	Record Date
Class B	$0.0561	January 3, 2017	December 29, 2016
Class C	$0.1091	January 3, 2017	December 29, 2016
Class I	$0.2227	January 3, 2017	December 29, 2016
Class O	$0.1971	January 3, 2017	December 29, 2016
Class W	$0.2305	January 3, 2017	December 29, 2016
Fund changes: On January 12, 2017, the Board approved changes with respect to the Fund’s name and strategy. Effective at the close of business on January 20, 2017, Capital Allocation will now be known as “Voya Global Multi-Asset Fund.” In addition to these changes, the Investment Adviser’s obligation to waive a portion of the Fund’s management fee equal to 0.02% will expire on October 1, 2017. The termination of this obligation was approved by the Board on January 12, 2017.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

20

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 28.0%
81,566		iShares MSCI EAFE Index Fund	$4,632,133	3.0
211,970		iShares Russell 1000 Value Index Fund	23,297,623	15.0
69,969		SPDR Trust Series 1	15,419,768	10.0
		Total Exchange-Traded Funds (Cost $40,897,186)	43,349,524	28.0
MUTUAL FUNDS: 70.8%
		Affiliated Investment Companies: 68.3%
626,381		Voya Floating Rate Fund - Class I	6,201,176	4.0
2,793,059		Voya Global Bond Fund - Class R6	26,925,086	17.4
82,315		Voya Global Real Estate Fund - Class R6	1,533,523	1.0
1,175,581		Voya High Yield Bond Fund - Class R6	9,322,360	6.0
1,735,697		Voya International Core Fund - Class I	15,465,063	10.0
425,915		Voya Large Cap Value Fund - Class R6	5,417,644	3.5
109,083	@	Voya Large-Cap Growth Fund - Class R6	3,811,370	2.5
185,567	@	Voya MidCap Opportunities Fund - Class R6	4,585,364	3.0
810,389		Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,747,314	5.0
1,526,398		Voya Multi-Manager International Equity Fund - Class I	15,401,354	9.9
411,967		Voya Multi-Manager Mid Cap Value Fund - Class I	4,638,746	3.0
76,961		Voya Real Estate Fund - Class R6	1,529,977	1.0
173,054		Voya Small Company Fund - Class R6	3,082,092	2.0
			105,661,069	68.3
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Unaffiliated Investment Companies: 2.5%
792,584	@	Credit Suisse Commodity Return Strategy Fund - Class I	$3,939,142	2.5
		Total Mutual Funds (Cost $104,701,600)	109,600,211	70.8

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
$2,517		Chase Funding Trust Series 2003-5 2A2, 1.192%, 07/25/33	2,345	0.0
65,522	#	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 6.020%, 12/25/37	68,401	0.1
954		RAMP Series Trust 2003-RS5 AIIB, 1.212%, 06/25/33	900	0.0
		Total Asset-Backed Securities (Cost $68,990)	71,646	0.1
		Total Investments in Securities (Cost $145,667,776)	$153,021,381	98.9
		Assets in Excess of Other Liabilities	1,717,348	1.1
		Net Assets	$154,738,729	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

Cost for federal income tax purposes is $148,597,528.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,357,266
Gross Unrealized Depreciation	(4,933,413)
Net Unrealized Appreciation	$4,423,853

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2016 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of November 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,349,524	$—	$—	$43,349,524
Mutual Funds	109,600,211	—	—	109,600,211
Asset-Backed Securities	—	71,646	—	71,646
Total Investments, at fair value	$152,949,735	$71,646	$—	$153,021,381
Liabilities Table
Other Financial Instruments+
Futures	$(390,127)	$—	$—	$(390,127)
Total Liabilities	$(390,127)	$—	$—	$(390,127)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At November 30, 2016, the following futures contracts were outstanding for Voya Capital Allocation Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	108	12/16/16	$4,660,200	$(346,139)
			$4,660,200	$(346,139)
Short Contracts
S&P 500 E-Mini
	(42)	12/16/16	(4,617,480)	(43,988)
			$(4,617,480)	$(43,988)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of November 30, 2016 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$390,127
Total Liability Derivatives		$390,127

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Capital Allocation Fund	as of November 30, 2016 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended November 30, 2016 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(276,504)
Total	$(276,504)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(755,866)
Total	$(755,866)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended November 30, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Market Value at 5/31/16	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 11/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$6,451,492	$298,845	$(620,295)	$71,134	$6,201,176	$135,750	$(19,761)	$—
Voya Global Bond Fund - Class R6	28,544,318	2,509,875	(3,264,403)	(864,704)	26,925,086	$463,815	(39,834)	—
Voya Global Real Estate Fund - Class R6	1,571,504	180,863	(91,854)	(126,990)	1,533,523	$21,954	25,975	—
Voya High Yield Bond Fund - Class I	11,259,502	111,577	(10,813,488)	(557,591)	—	$113,514	254	—
Voya High Yield Bond Fund - Class R6	—	10,707,065	(2,158,583)	773,878	9,322,360	$177,139	73,526	—
Voya International Core Fund - Class I	14,224,124	2,348,884	(1,175,556)	67,611	15,465,063	$—	(100,481)	—
Voya Large Cap Value Fund - Class R6	3,830,591	2,605,656	(1,312,074)	293,471	5,417,644	$53,137	37,676	—
Voya Large-Cap Growth Fund - Class R6	3,965,474	2,969,657	(2,367,850)	(755,911)	3,811,370	$—	791,225	—
Voya MidCap Opportunities Fund - Class R6	4,884,864	2,883	(282,188)	(20,195)	4,585,364	$—	140,691	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,762,051	358,784	(1,014,344)	640,823	7,747,314	$—	(17,712)	—
Voya Multi-Manager International Equity Fund - Class I	14,223,283	2,925,830	(1,445,062)	(302,697)	15,401,354	$—	4,054	—
Voya Multi-Manager Mid Cap Value Fund - Class I	4,803,017	87,791	(766,269)	514,207	4,638,746	$—	(86,978)	—
Voya Real Estate Fund - Class R6	1,622,336	197,685	(211,517)	(78,527)	1,529,977	$22,197	8,169	—
Voya Small Company Fund - Class R6	3,263,213	1,922	(374,919)	191,876	3,082,092	$—	232,049	—
	$106,405,769	$25,307,317	$(25,898,402)	$(153,615)	$105,661,069	$987,506	$1,048,853	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements
23

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that, after an initial period, the Board of Directors (the “Board”) of Voya Series Fund, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Capital Allocation Fund (the “Fund”), as such term is defined under the 1940 Act (the “Independent Directors”), must annually review and approve the Fund’s existing investment management and sub-advisory contracts. At a meeting held on October 18, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve the investment management contract (the “Management Contract”) between Voya Investments, LLC (“Adviser”) and the Fund, and the sub-advisory contract (“Sub-Advisory Contract”) with the sub-adviser to the Fund (the “Sub-Adviser”) effective through November 30, 2016. Consideration by the Board at its October 18, 2016 meeting of whether to renew the Management and Sub-Advisory Contracts effective through November 30, 2016 was deemed prudent because the prior approval of the Contracts was set to expire on November 17, 2016 (the same date of the Board’s meeting to discuss the annual renewal/approval). In addition, at a meeting held on November 17, 2016, the Board, including a majority of the Independent Directors, considered whether to renew and approve the Management and Sub-Advisory Contracts effective through November 30, 2017.
In addition to the Board meetings on October 18, 2016 and November 17, 2016, the Independent Directors also held separate meetings outside the presence of Management on October 18, 2016, and November 15, 2016, to consider the renewal of the Management and Sub-Advisory Contracts. As a result, subsequent references herein to factors considered and determinations made by the Independent Directors and/or the Board include, as applicable, factors considered and determinations made at those meetings by the Independent Directors.
At its October 18, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2016. At its November 17, 2016 meeting, the Board, including the Independent Directors, voted to renew the Management and Sub-Advisory Contracts for the Funds effective through November 30, 2017. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as information prepared specifically in connection with the annual renewal or approval process. Determinations by the Independent Directors also took into account various factors that they believed, in light of the legal advice furnished to them by K&L Gates LLP (“K&L Gates”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Board considered at the same meetings the investment management contracts and sub-advisory contracts that were subject to renewal for the investment companies in the Voya family of funds (“Voya funds”), the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
Provided below is an overview of the Board’s contract approval process in general, as well as a discussion of certain specific factors that the Board considered at its renewal meetings. While the Board gave its attention to the information furnished at the request of the Independent Directors that was most relevant to its considerations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to renew the Management and Sub-Advisory Contracts. Each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
The Board, in considering the Management and Sub-Advisory Contracts, was cognizant that shareholders of the Fund have a broad range of investment options available to them and that, based upon their opportunity to review and weigh the disclosure provided by the Fund, have chosen the Fund as an investment.
Overview of the Contract Renewal and Approval Process
The Board follows a structured process pursuant to which it seeks, considers, reviews and analyzes relevant information when it decides whether to approve new or existing investment management and sub-advisory arrangements for Voya funds, including the Fund’s existing Management and Sub-Advisory Contracts (the “Contract Review Process”).
The Contract Review Process has evolved as the Board’s membership has changed through periodic retirements of some Directors and the appointment and election of new Directors. In addition, the Independent Directors have reviewed and refined the renewal and approval process at least annually in order to make revised requests for information from Management and address certain unique characteristics related to new or existing Voya funds.
The Board has established (among other committees) three Investment Review Committees (each, an “IRC”) and a Contracts Committee. Among other matters, the

24

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts Committee provides oversight with respect to the contracts renewal and approval process, and the Fund is assigned to an IRC, which provides ongoing oversight regarding, among other matters, the investment performance of the Adviser and the Sub-Adviser, as well as the oversight by the Adviser of the performance of the Sub-Adviser. The IRCs will typically apply a heightened level of scrutiny in cases where performance has lagged the Fund’s relevant benchmark and/or Morningstar, Inc. (“Morningstar”) category average, as applicable. The Board and/or IRCs may also apply a heightened level of scrutiny in cases where the Fund’s performance has lagged its Selected Peer Group (defined below).
The type and format of the information provided to the Board or to legal counsel for the Independent Directors in connection with the Contract Review Process has been codified in a 15(c) methodology guide for the Voya funds (“15(c) Methodology Guide”). This 15(c) Methodology Guide was developed by the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request, and Management provides, certain information that the Independent Directors deem important to facilitate an informed review in connection with initial and annual approvals of investment management and sub-advisory contracts. Among other actions, the Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Independent Directors in developing and determining a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and scale, Morningstar category and sales channels and structure. The Independent Directors review, evaluate and update the 15(c) Methodology Guide at least annually.
Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of investment management and sub-advisory arrangements (including the Fund’s Management and Sub-Advisory Contracts). The Independent Directors have periodically retained an independent firm to test and verify the accuracy of certain FACT sheet data for a representative sample of the Voya funds. In addition, the Contracts Committee routinely employs the services of an independent consultant to assist in its review and analysis of, among other matters, the 15(c) Methodology Guide, the content and format of the FACT sheets, and Selected Peer Groups to be used by the Funds for certain comparison purposes during the renewal process. As part of an ongoing process, the Contracts Committee recommends and considers recommendations from Management for refinements to the 15(c) Methodology Guide and other aspects of the review process, and the Board’s IRCs review benchmarks and peer groups used to assess the performance of the Voya funds.
The Board employed its process for reviewing contracts when considering the renewals of the Fund’s Management and Sub-Advisory Contracts at its October 18, 2016 and November 17, 2016 meetings that would be effective through November 30, 2016 and November 30, 2017, respectively. Set forth below is a discussion of many of the Board’s primary considerations and conclusions resulting from this process.
Nature, Extent and Quality of Service
In determining whether to approve the Management and Sub-Advisory Contracts, the Independent Directors received and evaluated such information as they deemed necessary regarding the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser. This included information regarding the Adviser and the Sub-Adviser provided throughout the year at regular meetings of the Board and its committees, as well as information furnished in connection with the contract renewal meetings.
The Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Fund. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Fund. The Adviser conducts day-to-day oversight of the Fund’s operations and risks but may delegate certain management responsibilities to one or more sub-advisers. Also, the Adviser oversees various other service providers, which may include among others, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Fund.
The materials requested by the Independent Directors and provided to the Board, K&L Gates and/or independent consultants that assisted the Independent Directors prior to the October 18, 2016 and November 17, 2016 Board meetings included, among other information, the following items for the Fund: (1) FACT sheets that provided information regarding the performance and expenses of the Fund and other similarly managed funds in its Selected Peer Group, as well as information regarding the Fund’s investment portfolio, objective and strategies; (2) reports providing risk and attribution analyses of the Fund; (3) the 15(c) Methodology Guide, which describes how the FACT sheets were prepared, including the manner in which the Fund’s Selected Peer Group was selected and how profitability was determined; (4) responses from the Adviser and the Sub-Adviser to the Fund to a series of questions posed by K&L Gates on behalf of the

25

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Independent Directors; (5) copies of the forms of Management and Sub-Advisory Contracts; (6) copies of the Forms ADV for the Adviser and the Sub-Adviser; (7) financial statements for the Adviser and the Sub-Adviser; (8) a draft of a narrative summary addressing key factors the Board customarily considers in evaluating the Management and Sub-Advisory Contracts for the Voya funds’ (including the Fund’s) investment management and sub-advisory contracts, including a written analysis for the Fund of how performance, fees and expenses compare to its Selected Peer Group and/or designated benchmark(s); (9) independent analyses of Fund performance by the Company’s Chief Investment Risk Officer, who leads the Adviser’s Investment Risk Management Department (“IRMD”); (10) information regarding net asset flows into and out of the Fund; and (11) other information relevant to the Board’s evaluations.
Class A shares were used for purposes of certain comparisons between the Fund and its Selected Peer Group. Class A shares generally were selected so that the Fund’s share class with the longest performance history was compared to the analogous class of shares for each fund in its Selected Peer Group. The mutual funds included in the Fund’s Selected Peer Group were selected based upon criteria designed to represent the Fund share class being compared to the Selected Peer Group.
In arriving at its conclusions with respect to the Management Contracts, the Board was mindful of the “manager-of-managers” platform of the Voya funds that has been developed by the Adviser. The Board recognized that the Adviser is responsible for monitoring the investment program, performance, developments and ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was advised that to assist in the selection and monitoring of the Sub-Adviser, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with the Sub-Adviser and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the Sub-Adviser and the Fund that it manages. The Board recognized that MR&S also typically provides in-person reports to the IRCs at their meetings prior to any Sub-Adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding the Sub-Adviser based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the Sub-Adviser’s investment process and to try to identify issues that may be relevant to the Sub-Adviser’s services to the Fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board noted the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the IRCs to assist them with their assessment of the investment performance of the Fund on an on-going basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and the IRMD staff members, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya funds.
The Board also considered the techniques that the Adviser has developed to screen and perform due diligence on new sub-advisers if and when the Adviser recommends to the Board a new sub-adviser to manage a fund in the Voya funds.
The Board also considered that in the course of monitoring performance of the Sub-Adviser, MR&S has developed, based on guidance from the IRCs, a methodology for comparing performance of the Fund to its Morningstar category average and/or median and primary benchmark. The Board also recognized that MR&S provides the IRCs with regular updates on the Funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding the Sub-Adviser and contemplated that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Fund also benefits from the services of the IRMD, under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Fund and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Fund. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying trends in Fund performance and other areas over consecutive periods. The Board noted that the services provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S.

26

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board also considered the techniques used by the Adviser to monitor the performance of the Sub-Adviser and the proactive approach that the Adviser, working in cooperation with the IRCs, has taken to advocate or recommend, when it believed appropriate, changes designed to assist in improving the Fund’s performance.
In considering the Fund’s Management Contracts, the Board also considered the extent of benefits provided to the Fund’s shareholders, beyond investment management services, from being part of the Voya funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with certain of the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board received periodic reports showing that the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as compliance by Adviser and the Sub-Adviser personnel with codes of ethics. The Board considered reports throughout the year and also in connection with the Board’s consideration of the Management and Sub-Advisory Contracts from the Company’s Chief Compliance Officer (“CCO”) evaluating whether the regulatory compliance systems and procedures of the Adviser and the Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws. The Board also took into account the CCO’s annual and periodic reports and recommendations with respect to service provider compliance programs. In this regard, the Board also considered the policies and procedures developed by the CCO in consultation with the Board’s Compliance Committee that guide the CCO’s compliance oversight function.
The Board requested and considered information regarding the staffing of the Fund’s portfolio management team. The Board took into account the respective resources and reputations of the Adviser and the Sub-Adviser, and evaluated the compensation arrangements for the Fund’s portfolio management team. The Board also considered the adequacy of the resources committed to the Fund (and other relevant funds in the Voya funds) by the Adviser and the Sub-Adviser, and whether those resources are commensurate with the needs of the Fund and are sufficient to provide high-quality services to the Fund. The Board also considered the financial stability of the Adviser and the Sub-Adviser.
Based on their deliberations and the materials presented to them, the Board concluded that the investment management and related services provided by the Adviser and the Sub-Adviser are appropriate in light of the Fund’s operations, the competitive landscape of the investment company business, and investor needs, and that the nature, extent and quality of the overall services provided by the Adviser and the Sub-Adviser were appropriate.
Fund Performance
In assessing investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund. The Board considered the performance reports and analyses from MR&S and IRMD and discussions with portfolio managers at Board and committee meetings during the year. The Board also paid particular attention in assessing performance to the FACT sheets furnished in connection with the renewal and approval process. The FACT sheets prepared for the Fund included its investment performance compared to the Fund’s Morningstar category average, Selected Peer Group and primary benchmark. The FACT sheet performance data was as of March 31, 2016.
The Board also considered at its October 18, 2016 and November 17, 2016 meetings certain additional data regarding performance and Fund asset levels as of August 31, 2016 and September 30, 2016, respectively.
In considering whether to approve the renewal of the Management and Sub-Advisory Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2016: (1) the Fund outperformed its Morningstar category average for all periods presented, with the exception of the year-to-date and ten-year periods, during which it underperformed; (2) the Fund underperformed its primary benchmark for all periods presented; and (3) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, and the third quintile for the year-to-date and ten-year periods.
Economies of Scale
When evaluating the reasonableness of advisory fee rates, the Board also considered whether economies of scale likely will be realized by the Adviser and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board noted any breakpoints in advisory fee rate schedules that will result in a lower advisory fee rate when the Fund achieves sufficient asset levels to receive a

27

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

breakpoint discount. In the case of sub-advisory fees, the Board considered that breakpoints would inure to the benefit of the Adviser, except to the extent that there are corresponding advisory fee rate breakpoints or waivers, which the Board monitors over time. In evaluating fee rate breakpoint arrangements and economies of scale, the Independent Directors also considered prior periodic management reports, industry information on this topic and the Fund’s investment performance.
Information Regarding Services to Other Clients
The Board requested and considered information regarding the nature of services and fee rates offered by the Adviser and the Sub-Adviser to other clients, including other registered investment companies and relevant institutional accounts. When fee rates offered to other clients differed materially from those charged to the Fund, the Board considered any underlying rationale provided by the Adviser or Sub-Adviser for these differences. The Board also noted that the fee rates charged to the Fund and other institutional clients of the Adviser or Sub-Adviser (including other investment companies) may differ materially due to, among other reasons, as applicable: differences in services; different regulatory requirements associated with registered investment companies, such as the Fund, as compared to non-registered investment company clients; market differences in fee rates that existed when the Fund first was organized; differences in the original sponsors of the Fund that now are managed by the Adviser; investment capacity constraints that existed when certain contracts were first agreed upon or that might exist at present; and different pricing structures that are necessary to be competitive in different marketing channels.
Fee Rates, Profitability and Fall-out Benefits
The Board reviewed and considered the contractual management fee rate payable by the Fund to the Adviser. The Board also considered the contractual sub-advisory fee rate payable by the Adviser to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual management fees that are paid to the Sub-Adviser, as compared to the portion retained by the Adviser. In addition, the Board considered fee waivers and expense limitations applicable to the fees payable by the Fund, including the Adviser’s agreement to extend such fee waiver and expense limitation agreement and not to terminate such agreement without prior approval of the Board.
The Board requested information regarding and considered: (1) the fee rate structure of the Fund as it relates to the services provided under the contracts; and (2) the potential fall-out benefits to the Adviser and the
Sub-Adviser and their respective affiliates from their association with the Fund. The Board separately determined that the fees payable to the Adviser and the fee rate payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
In considering the fees payable under the Management and Sub-Advisory Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group; and (b) the expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is below the median and the average of the funds in its Selected Peer Group, and the expense ratio for the Fund, not inclusive of AFFE, is below the median and the average of the expense ratios of the funds in its Selected Peer Group.
In analyzing the fee data, the Board took into account that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.
The Board considered information on revenues, costs and profits realized by the Adviser and the Sub-Adviser, which was prepared by Management in accordance with the methodology (including related assumptions) specified in the 15(c) Methodology Guide. In analyzing the profitability of the Adviser in connection with its services to the Fund, the Board took into account the sub-advisory fee rate payable by the Adviser to the Sub-Adviser. In addition, the Board considered information that it requested and that was provided by Management with respect to the profitability of service providers affiliated with the Adviser. The Board also considered the profitability of the Adviser and its affiliated companies attributable to managing and operating the Fund both with and without the profitability of the distributor of the Fund and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties for distribution services.
Although the 15(c) Methodology Guide establishes certain standards for profit calculation, the Board recognized that profitability analysis on a client-by-client basis is not an exact science and there is no uniform methodology within the asset management industry for determining profitability for this purpose. In this context, the Board realized that

28

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Adviser and Management or capture their entrepreneurial risk associated with offering and managing a mutual fund complex in the current regulatory and market environment. In addition, the Board recognized that the use of different reasonable methodologies for purposes of calculating profit data can give rise to dramatically different profit and loss results.
In considering the Management and Sub-Advisory Contracts, the Board noted that, at the request of the Board, the Adviser has from time to time agreed to implement remedial actions regarding certain Voya funds. These remedial actions have included, among others: reductions in fee rates or adjustments to expense limitation and waiver arrangements; changes in Sub-Adviser or portfolio managers; and strategy modifications.
Conclusion
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Adviser to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Management and Sub-Advisory Contracts for the Fund for the relevant periods. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

29

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163311         (1116-012417)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Consumer Discretionary: 14.1%
$10,469	@	Amazon.com, Inc.	$7,857,717	0.9
130,994		Comcast Corp. – Class A	9,105,393	1.0
725,004		Ford Motor Co.	8,671,048	1.0
275,678		General Motors Co.	9,519,161	1.1
67,838		Home Depot, Inc.	8,778,237	1.0
120,516		Lowe's Cos, Inc.	8,502,404	0.9
75,603		McDonald's Corp.	9,017,170	1.0
166,380		Nike, Inc.	8,330,647	0.9
5,893	@	Priceline.com, Inc.	8,861,186	1.0
162,364		Starbucks Corp.	9,412,241	1.0
128,151		Target Corp.	9,898,383	1.1
110,398		Time Warner, Inc.	10,136,745	1.1
360,995		Twenty-First Century Fox, Inc. - Class A	10,147,570	1.1
94,536		Walt Disney Co.	9,370,408	1.0
			127,608,310	14.1

		Consumer Staples: 11.0%
138,147		Altria Group, Inc.	8,831,738	1.0
206,479		Coca-Cola Co.	8,331,428	0.9
118,411		Colgate-Palmolive Co.	7,723,950	0.8
58,840		Costco Wholesale Corp.	8,832,472	1.0
96,911		CVS Health Corp.	7,451,487	0.8
97,984		Kraft Heinz Co.	8,000,394	0.9
201,167		Mondelez International, Inc.	8,296,127	0.9
80,534		PepsiCo, Inc.	8,061,453	0.9
88,755		Philip Morris International, Inc.	7,835,291	0.9
98,361		Procter & Gamble Co.	8,110,848	0.9
109,562		Walgreens Boots Alliance, Inc.	9,283,188	1.0
122,697		Wal-Mart Stores, Inc.	8,641,550	1.0
			99,399,926	11.0

		Energy: 7.2%
85,696		Chevron Corp.	9,560,246	1.1
198,771		ConocoPhillips	9,644,369	1.1
100,374		Exxon Mobil Corp.	8,762,650	1.0
196,432		Halliburton Co.	10,428,575	1.2
381,297		Kinder Morgan, Inc.	8,464,793	0.9
120,299		Occidental Petroleum Corp.	8,584,537	0.9
112,167		Schlumberger Ltd.	9,427,636	1.0
			64,872,806	7.2

		Financials: 17.2%
126,433		Allstate Corp.	8,840,195	1.0
136,948		American Express Co.	9,865,734	1.1
148,602		American International Group, Inc.	9,410,965	1.0
572,448		Bank of America Corp.	12,090,102	1.3
222,179		Bank of New York Mellon Corp.	10,535,728	1.2
60,439	@	Berkshire Hathaway, Inc. – Class B	9,515,516	1.1
24,295		Blackrock, Inc.	9,008,343	1.0

Shares			Value	Percentage of Net Assets
		Financials: (continued)
$123,342		Capital One Financial Corp.	$10,365,662	1.1
189,483		Citigroup, Inc.	10,684,946	1.2
54,598		Goldman Sachs Group, Inc.	11,972,795	1.3
132,192		JPMorgan Chase & Co.	10,597,832	1.2
198,771		Metlife, Inc.	10,934,393	1.2
279,586		Morgan Stanley	11,563,677	1.3
204,293		US Bancorp	10,137,019	1.1
195,591		Wells Fargo & Co.	10,350,676	1.1
			155,873,583	17.2

		Health Care: 13.8%
209,419		Abbott Laboratories	7,972,581	0.9
138,147		AbbVie, Inc.	8,399,338	0.9
37,602	@	Allergan plc	7,306,069	0.8
52,454		Amgen, Inc.	7,557,048	0.8
28,382	@	Biogen, Inc.	8,346,295	0.9
161,099		Bristol-Myers Squibb Co.	9,092,427	1.0
84,445	@	Celgene Corp.	10,007,577	1.1
112,516		Danaher Corp.	8,795,376	1.0
108,834		Eli Lilly & Co.	7,304,938	0.8
111,461		Gilead Sciences, Inc.	8,214,676	0.9
74,004		Johnson & Johnson	8,236,645	0.9
101,621		Medtronic PLC	7,419,349	0.8
140,177		Merck & Co., Inc.	8,577,431	1.0
260,454		Pfizer, Inc.	8,370,991	0.9
62,742		UnitedHealth Group, Inc.	9,933,313	1.1
			125,534,054	13.8

		Industrials: 13.3%
49,487		3M Co.	8,498,897	0.9
66,233		Boeing Co.	9,972,041	1.1
99,215		Caterpillar, Inc.	9,480,985	1.0
163,680		Emerson Electric Co.	9,238,099	1.0
49,557		FedEx Corp.	9,498,590	1.1
55,770		General Dynamics Corp.	9,779,270	1.1
293,882		General Electric Co.	9,039,810	1.0
74,691		Honeywell International, Inc.	8,510,293	0.9
35,811		Lockheed Martin Corp.	9,498,868	1.1
63,560		Raytheon Co.	9,504,762	1.1
90,438		Union Pacific Corp.	9,164,083	1.0
80,199		United Parcel Service, Inc. - Class B	9,296,668	1.0
85,874		United Technologies Corp.	9,250,347	1.0
			120,732,713	13.3

		Information Technology: 13.3%
71,345		Accenture PLC	8,520,733	0.9
11,199	@	Alphabet, Inc. - Class C	8,489,290	0.9
77,361		Apple, Inc.	8,549,938	1.0
276,468		Cisco Systems, Inc.	8,244,276	0.9
67,753	@	Facebook, Inc.	8,023,310	0.9
54,889		International Business Machines Corp.	8,904,093	1.0
232,539		Intel Corp.	8,069,103	0.9
86,258		Mastercard, Inc.	8,815,568	1.0
151,191		Microsoft Corp.	9,110,770	1.0
221,839		Oracle Corp.	8,915,709	1.0
214,863	@	PayPal Holdings, Inc.	8,439,819	0.9
128,664		Qualcomm, Inc.	8,765,878	1.0

See Accompanying Notes to Financial Statements

Voya Corporate Leaders® 100 Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
		Information Technology: (continued)
$124,260	Texas Instruments, Inc.	$9,186,542	1.0
105,937	Visa, Inc. - Class A	8,191,049	0.9
		120,226,078	13.3

		Materials: 3.1%
167,763	Dow Chemical Co.	9,347,754	1.0
130,757	Du Pont E I de Nemours & Co.	9,625,023	1.1
85,258	Monsanto Co.	8,756,849	1.0
		27,729,626	3.1

		Real Estate: 0.8%
41,808	Simon Property Group, Inc.	7,510,807	0.8

		Telecommunication Services: 1.8%
213,070	AT&T, Inc.	8,230,894	0.9
166,507	Verizon Communications, Inc.	8,308,700	0.9
		16,539,594	1.8

		Utilities: 3.6%
108,061	Duke Energy Corp.	7,971,660	0.9
260,689	Exelon Corp.	8,474,999	0.9
70,157	NextEra Energy, Inc.	8,014,034	0.9
166,731	Southern Co.	7,806,346	0.9
		32,267,039	3.6

	Total Common Stock
	(Cost $645,627,604)	898,294,536	99.2

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
9,355,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $9,355,000)	9,355,000	1.0

	Total Short-Term Investments
	(Cost $9,355,000)	9,355,000	1.0

	Total Investments in Securities (Cost $654,982,604)	$907,649,536	100.2
	Liabilities in Excess of Other Assets	(1,443,116)	(0.2)
	Net Assets	$906,206,420	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $664,548,172.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$259,434,453
Gross Unrealized Depreciation	(16,333,089)

Net Unrealized Appreciation	$243,101,364

See Accompanying Notes to Financial Statements

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Consumer Discretionary: 13.5%
$133,633		AMC Entertainment Holdings, Inc.	$4,536,840	0.8
334,099	L	American Eagle Outfitters, Inc.	5,532,679	0.9
189,925	@	Belmond Ltd	2,459,529	0.4
93,325		Big Lots, Inc.	4,723,178	0.8
133,976		Caleres, Inc.	4,386,374	0.7
102,525		Cheesecake Factory	6,066,404	1.0
40,832		Childrens Place Retail Stores, Inc.	4,240,403	0.7
166,625		ClubCorp Holdings, Inc.	2,166,125	0.4
107,435	@	Dave & Buster's Entertainment, Inc.	5,033,330	0.8
57,120	@	Helen of Troy Ltd.	4,860,912	0.8
170,348	@	Imax Corp.	5,442,619	0.9
28,027		Jack in the Box, Inc.	2,915,369	0.5
43,080		La-Z-Boy, Inc.	1,152,390	0.2
72,550		Marriott Vacations Worldwide Corp.	5,632,782	0.9
143,400	@	Meritage Homes Corp.	5,169,570	0.9
76,889		Monro Muffler Brake, Inc.	4,597,962	0.8
28,580		Papa John's International, Inc.	2,525,329	0.4
37,770		Pool Corp.	3,800,040	0.6
248,306		Red Rock Resorts, Inc.	5,691,173	1.0
			80,933,008	13.5

		Consumer Staples: 2.2%
333,280	@,L	Amplify Snack Brands, Inc.	3,166,160	0.5
162,601	@	Hostess Brands, Inc.	2,105,683	0.3
212,810	@	Performance Food Group Co.	4,490,291	0.7
32,760		Pinnacle Foods, Inc.	1,623,586	0.3
98,943	L	Vector Group Ltd.	2,112,433	0.4
			13,498,153	2.2

		Energy: 3.8%
125,225	@	Carrizo Oil & Gas, Inc.	5,302,026	0.9
244,120	@,L	Cloud Peak Energy, Inc.	1,401,249	0.2
36,900	@	Dril-Quip, Inc.	2,086,695	0.3
137,700	@	Forum Energy Technologies, Inc.	2,994,975	0.5
172,000	@	Laredo Petroleum, Inc.	2,750,280	0.4
170,900		QEP Resources, Inc.	3,359,894	0.6
216,580	@	Unit Corp.	5,262,894	0.9
			23,158,013	3.8

		Financials: 18.9%
63,550		Bank of NT Butterfield & Son Ltd.	1,830,240	0.3
103,400		Bank of the Ozarks, Inc.	5,016,968	0.8
112,185		Banner Corp.	5,848,204	1.0
142,004		Chemical Financial Corp.	7,367,168	1.2
140,225		CNO Financial Group, Inc.	2,510,027	0.4
12,850	@	Enstar Group Ltd.	2,526,953	0.4

Shares			Value	Percentage of Net Assets
		Financials: (continued)
$65,716		Evercore Partners, Inc.	$4,429,258	0.7
95,028		First American Financial Corp.	3,586,357	0.6
168,725		Great Western Bancorp, Inc.	6,749,000	1.1
128,610		Horace Mann Educators Corp.	5,163,691	0.9
391,900		Investors Bancorp, Inc.	5,306,326	0.9
151,945		MB Financial, Inc.	6,574,660	1.1
368,955		OM Asset Management Plc	5,423,639	0.9
66,025		Pinnacle Financial Partners, Inc.	4,258,612	0.7
27,019	L	Primerica, Inc.	1,910,243	0.3
28,000		PrivateBancorp, Inc.	1,309,840	0.2
347,080		Radian Group, Inc.	5,053,485	0.8
254,791		Redwood Trust, Inc.	3,877,919	0.7
125,197		Selective Insurance Group	5,145,597	0.9
88,132		Simmons First National Corp.	5,327,579	0.9
203,655		Sterling Bancorp/DE	4,633,151	0.8
75,990	@	Stifel Financial Corp.	3,788,102	0.6
103,875		Webster Financial Corp.	5,153,239	0.9
103,900	@	Western Alliance Bancorp.	4,854,208	0.8
143,275		WSFS Financial Corp.	6,110,679	1.0
			113,755,145	18.9

		Health Care: 9.4%
95,175	@	Amedisys, Inc.	3,758,461	0.6
155,418	@	AMN Healthcare Services, Inc.	5,175,419	0.9
54,076	@	Charles River Laboratories International, Inc.	3,844,804	0.6
54,285	@,L	Depomed, Inc.	1,036,843	0.2
85,475	@	Exelixis, Inc.	1,446,237	0.2
164,915	@,L	Halozyme Therapeutics, Inc.	1,947,646	0.3
112,850		Healthsouth Corp.	4,702,459	0.8
72,025		Hill-Rom Holdings, Inc.	3,841,814	0.6
81,100	@	Horizon Pharma PLC	1,605,780	0.3
127,460	@	Impax Laboratories, Inc.	1,841,797	0.3
109,825	@	Integer Holdings Corp.	3,102,556	0.5
10,400	@,L	Ligand Pharmaceuticals, Inc.	1,085,760	0.2
62,480	@	Masimo Corp.	3,865,638	0.7
51,939	@,L	Myovant Sciences Ltd.	654,431	0.1
85,525	@	NuVasive, Inc.	5,550,573	0.9
56,984		Owens & Minor, Inc.	1,932,327	0.3
42,900	@,L	Pacira Pharmaceuticals, Inc.	1,366,365	0.2
86,710	@	Prestige Brands Holdings, Inc.	4,124,795	0.7
12,925	@	Sage Therapeutics, Inc.	647,672	0.1
24,400	@	Spark Therapeutics, Inc.	1,342,244	0.2
36,361	@	Surgery Partners, Inc.	536,325	0.1
78,075	@	Team Health Holdings, Inc.	3,322,091	0.6
			56,732,037	9.4

		Industrials: 14.9%
83,310		ABM Industries, Inc.	3,665,640	0.6
177,475		Actuant Corp.	4,605,476	0.8

See Accompanying Notes to Financial Statements

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
$124,401	@	Atlas Air Worldwide Holdings, Inc.	$6,145,409	1.0
116,604		Barnes Group, Inc.	5,387,105	0.9
97,346	@	Beacon Roofing Supply, Inc.	4,515,881	0.7
85,075		Clarcor, Inc.	5,993,534	1.0
44,400		Curtiss-Wright Corp.	4,463,088	0.7
6,100	@	Esterline Technologies Corp.	536,495	0.1
143,299		Healthcare Services Group, Inc.	5,581,496	0.9
77,400		Heartland Express, Inc.	1,664,874	0.3
160,962	@	On Assignment, Inc.	6,646,121	1.1
48,125		Orbital ATK, Inc.	4,106,506	0.7
63,380		Regal-Beloit Corp.	4,620,402	0.8
144,725	@	SPX FLOW, Inc.	4,535,682	0.7
42,100	@	Teledyne Technologies, Inc.	5,257,027	0.9
115,820		Tetra Tech, Inc.	4,962,887	0.8
77,837		Toro Co.	4,119,912	0.7
29,000		Universal Forest Products, Inc.	2,880,860	0.5
77,675		Watts Water Technologies, Inc.	5,305,203	0.9
71,725		Woodward, Inc.	4,857,934	0.8
			89,851,532	14.9

		Information Technology: 17.0%
152,808	@	Blackhawk Network Holdings, Inc.	5,501,088	0.9
148,665	@	Bottomline Technologies de, Inc.	3,725,545	0.6
45,545	@	CACI International, Inc.	5,893,523	1.0
103,607	@	Cardtronics plc	5,125,438	0.9
6,250	@	Coherent, Inc.	815,625	0.1
109,975	@	Commvault Systems, Inc.	5,938,650	1.0
128,060	@	Cornerstone OnDemand, Inc.	4,598,635	0.8
405,001		Cypress Semiconductor Corp.	4,556,261	0.8
53,535		Diebold, Inc.	1,220,598	0.2
120,770	@	Electronics for Imaging, Inc.	5,255,910	0.9
56,875	@	Euronet Worldwide, Inc.	4,079,075	0.7
50,070		Fair Isaac Corp.	5,692,458	0.9
102,640		Flir Systems, Inc.	3,685,802	0.6
59,800		j2 Global, Inc.	4,395,898	0.7
37,675		Littelfuse, Inc.	5,492,638	0.9
119,375	@,L	Match Group, Inc.	2,146,362	0.4
114,870	@	Microsemi Corp.	6,289,133	1.0
38,685		MKS Instruments, Inc.	2,226,322	0.4
140,410	@	Netscout Systems, Inc.	4,380,792	0.7
438,950	@	Photronics, Inc.	4,389,500	0.7
69,892	@	Plexus Corp.	3,571,481	0.6
73,970	@	Q2 Holdings, Inc.	2,182,115	0.4
189,655	@	Veeco Instruments, Inc.	5,054,306	0.8
128,025	@	Verint Systems, Inc.	4,807,339	0.8
46,025	@	Virtusa Corp.	1,022,676	0.2
			102,047,170	17.0

		Materials: 6.6%
132,225		Carpenter Technology Corp.	4,729,688	0.8
245,075		Commercial Metals Co.	5,394,101	0.9
104,075		HB Fuller Co.	4,890,484	0.8

Shares			Value	Percentage of Net Assets
			Materials: (continued)
$142,599		KapStone Paper and Packaging Corp.	$2,913,298	0.5
69,975		Minerals Technologies, Inc.	5,667,975	0.9
274,100		Olin Corp.	7,126,600	1.2
74,175		PolyOne Corp.	2,445,550	0.4
108,775	@,L	Valvoline, Inc.	2,283,187	0.4
71,000		Worthington Industries, Inc.	3,995,880	0.7
			39,446,763	6.6

			Real Estate: 6.4%
231,765		Easterly Government Properties, Inc.	4,496,241	0.8
520,450		Gramercy Property Trust	4,548,733	0.8
152,525		Hudson Pacific Properties, Inc.	5,318,547	0.9
210,085		Kennedy-Wilson Holdings, Inc.	4,485,315	0.7
133,585		LaSalle Hotel Properties	3,749,731	0.6
39,450		Life Storage, Inc.	3,204,524	0.5
122,833		QTS Realty Trust, Inc.	5,748,584	1.0
160,030		STAG Industrial, Inc.	3,778,308	0.6
111,260		Urban Edge Properties	3,014,033	0.5
			38,344,016	6.4

			Telecommunication Services: 0.3%
74,995		Inteliquent, Inc.	1,697,887	0.3

			Utilities: 1.7%
74,550		Black Hills Corp.	4,379,812	0.7
28,325		Idacorp, Inc.	2,156,949	0.4
86,125		Portland General Electric Co.	3,582,800	0.6
			10,119,561	1.7

		Total Common Stock
		(Cost $489,203,006)	569,583,285	94.7

EXCHANGE-TRADED FUNDS: 2.2%
99,075		iShares Russell 2000 ETF	13,039,261	2.2

		Total Exchange-Traded Funds
		(Cost $11,520,280)	13,039,261	2.2

		Total Long-Term Investments
		(Cost $500,723,286)	582,622,546	96.9

See Accompanying Notes to Financial Statements

Voya Small Company Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateralcc: 2.2%
$3,131,426	Cantor Fitzgerald, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $3,131,452, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,194,054, due 12/15/16-10/20/66)	$3,131,426	0.6
3,131,426	Daiwa Capital Markets, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $3,131,452, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,194,055, due 12/01/16-09/09/49)	3,131,426	0.5
659,156	Deutsche Bank AG, Repurchase Agreement dated 11/30/16, 0.29%, due 12/01/16 (Repurchase Amount $659,161, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $672,339, due 02/15/40)	659,156	0.1
3,131,426	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/16, 0.32%, due 12/01/16 (Repurchase Amount $3,131,453, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $3,194,055, due 02/15/43-02/15/44)	3,131,426	0.5

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc: (continued)
$3,131,426	Nomura Securities, Repurchase Agreement dated 11/30/16, 0.28%, due 12/01/16 (Repurchase Amount $3,131,450, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,194,054, due 01/01/17-09/20/66)	$3,131,426	0.5
		13,184,860	2.2

Shares		Value	Percentage of Net Assets
		Mutual Funds: 3.8%
$22,861,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $22,861,000)	$22,861,000	3.8

	Total Short-Term Investments
	(Cost $36,045,860)	36,045,860	6.0

	Total Investments in Securities (Cost $536,769,146)	$618,668,406	102.9
	Liabilities in Excess of Other Assets	(17,508,242)	(2.9)
	Net Assets	$601,160,164	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at November 30, 2016.

Cost for federal income tax purposes is $536,984,029.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$99,745,246
Gross Unrealized Depreciation	(18,060,869)

Net Unrealized Appreciation	$81,684,377

See Accompanying Notes to Financial Statements

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 12.2%
$8,226		Aaron's, Inc.	$239,541	0.2
62,179	L	American Eagle Outfitters, Inc.	1,029,684	0.7
22,935		Big Lots, Inc.	1,160,740	0.7
28,064		Brunswick Corp.	1,406,568	0.9
32,079		CalAtlantic Group, Inc.	1,071,118	0.7
20,643		Cheesecake Factory	1,221,446	0.8
2,108		Churchill Downs, Inc.	322,735	0.2
9,262		Cinemark Holdings, Inc.	368,998	0.2
3,176	L	Cracker Barrel Old Country Store, Inc.	516,862	0.3
62,830		Dana, Inc.	1,061,199	0.7
8,327		Dick's Sporting Goods, Inc.	491,876	0.3
9,019		Domino's Pizza, Inc.	1,515,553	1.0
10,960		Foot Locker, Inc.	785,503	0.5
14,063		GameStop Corp.	347,215	0.2
65,268		Gentex Corp.	1,206,805	0.8
7,712		Hasbro, Inc.	658,528	0.4
8,420	@	Helen of Troy Ltd.	716,542	0.5
8,639		Jack in the Box, Inc.	898,629	0.6
24,178		KB Home	382,980	0.2
15,057	@	LKQ Corp.	494,321	0.3
17,802		New York Times Co.	231,426	0.1
13,270		Pool Corp.	1,335,095	0.8
6,829		Thor Industries, Inc.	686,793	0.4
5,803		Vail Resorts, Inc.	919,195	0.6
4,035	@	Vista Outdoor, Inc.	162,005	0.1
			19,231,357	12.2

		Consumer Staples: 4.0%
30,172	@	Blue Buffalo Pet Products, Inc.	706,930	0.5
7,837		Casey's General Stores, Inc.	943,967	0.6
17,563		Church & Dwight Co., Inc.	769,084	0.5
16,691		Dean Foods Co.	331,483	0.2
17,271		Energizer Holdings, Inc.	774,950	0.5
7,704		Ingredion, Inc.	904,295	0.6
7,663		Pinnacle Foods, Inc.	379,778	0.2
11,266	@	Post Holdings, Inc.	859,934	0.5
9,106	@	United Natural Foods, Inc.	427,527	0.3
3,318	@	WhiteWave Foods Co.	182,788	0.1
			6,280,736	4.0

		Energy: 3.8%
16,577		Consol Energy, Inc.	341,155	0.2
13,034	@	Dril-Quip, Inc.	737,073	0.5
4,034		EQT Corp.	282,703	0.2
3,028	@	Gulfport Energy Corp.	77,789	0.0
49,737		Nabors Industries Ltd.	800,766	0.5
83,053	L	Noble Corp. PLC	516,590	0.3
72,672		QEP Resources, Inc.	1,428,731	0.9
49,344		Rowan Companies PLC	879,310	0.6

Shares			Value	Percentage of Net Assets
		Energy: (Continued)
$22,853		SM Energy Co.	$910,920	0.6
			5,975,037	3.8

		Financials: 16.7%
3,830	@	Affiliated Managers Group, Inc.	567,223	0.4
416	@	Alleghany Corp.	236,267	0.2
2,049		American Financial Group, Inc.	168,489	0.1
9,156		Arthur J. Gallagher & Co.	461,005	0.3
18,378		Aspen Insurance Holdings Ltd.	936,359	0.6
15,837		Bank of the Ozarks, Inc.	768,411	0.5
22,844		Chemical Financial Corp.	1,185,147	0.8
17,766		East-West Bancorp., Inc.	850,636	0.5
7,688		Everest Re Group Ltd.	1,618,708	1.0
33,359		First American Financial Corp.	1,258,969	0.8
67,569	@	Genworth Financial, Inc.	289,195	0.2
8,080		Hanover Insurance Group, Inc.	699,647	0.4
17,583		Hartford Financial Services Group, Inc.	828,511	0.5
36,550		Janus Capital Group, Inc.	493,425	0.3
52,961		Keycorp	916,755	0.6
23,941		Lazard Ltd.	930,108	0.6
7,599		MarketAxess Holdings, Inc.	1,259,686	0.8
6,950		MB Financial, Inc.	300,726	0.2
2,657		MSCI, Inc. - Class A	209,372	0.1
65,151		Old Republic International Corp.	1,164,248	0.7
28,817		PacWest Bancorp	1,476,871	0.9
13,041	L	Primerica, Inc.	921,999	0.6
10,666		Prosperity Bancshares, Inc.	705,343	0.4
2,434		Raymond James Financial, Inc.	175,102	0.1
11,130		Reinsurance Group of America, Inc.	1,358,416	0.9
12,771	@	Signature Bank	1,914,501	1.2
70,906	@	SLM Corp.	714,023	0.5
12,057	@	SVB Financial Group	1,905,368	1.2
42,905		Umpqua Holdings Corp.	762,422	0.5
8,908		Webster Financial Corp.	441,926	0.3
17,837	@	Western Alliance Bancorp.	833,345	0.5
			26,352,203	16.7

		Health Care: 7.8%
5,907	@	Abiomed, Inc.	663,002	0.4
18,054	@	Akorn, Inc.	383,106	0.2
1,990	@	Align Technology, Inc.	185,169	0.1
8,303	@	Centene Corp.	478,502	0.3
14,788	@	Charles River Laboratories International, Inc.	1,051,427	0.7
7,131	@	Edwards Lifesciences Corp.	590,803	0.4
28,292		Healthsouth Corp.	1,178,928	0.7
6,927		Hill-Rom Holdings, Inc.	369,486	0.2

See Accompanying Notes to Financial Statements

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (Continued)
$9,304	@	Idexx Laboratories, Inc.	$1,094,616	0.7
7,384	@	Mednax, Inc.	483,430	0.3
13,325	@	NuVasive, Inc.	864,793	0.6
4,220		Owens & Minor, Inc.	143,100	0.1
18,592	@	Prestige Brands Holdings, Inc.	884,421	0.6
3,191	L	Resmed, Inc.	196,183	0.1
8,992		STERIS PLC	589,965	0.4
876		Teleflex, Inc.	129,587	0.1
20,367	@	VCA, Inc.	1,274,974	0.8
9,528	@	WellCare Health Plans, Inc.	1,305,527	0.8
9,385		Zoetis, Inc.	472,816	0.3
			12,339,835	7.8

		Industrials: 14.7%
10,235		Alaska Air Group, Inc.	842,033	0.5
7,351		Carlisle Cos., Inc.	824,562	0.5
13,228		Clarcor, Inc.	931,913	0.6
14,664		Curtiss-Wright Corp.	1,474,025	0.9
3,230	@	Dycom Industries, Inc.	236,533	0.2
4,533		EnerSys	360,736	0.2
5,128		Equifax, Inc.	586,900	0.4
11,073	@	FTI Consulting, Inc.	472,817	0.3
2,244	@	Genesee & Wyoming, Inc.	171,442	0.1
9,878		Herman Miller, Inc.	321,035	0.2
8,932		Huntington Ingalls Industries, Inc.	1,596,684	1.0
13,581		IDEX Corp.	1,271,317	0.8
58,674	@	JetBlue Airways Corp.	1,178,761	0.7
7,182	@	KLX, Inc.	280,026	0.2
19,585		Lincoln Electric Holdings, Inc.	1,537,618	1.0
8,731		Manpowergroup, Inc.	745,715	0.5
23,785		Masco Corp.	752,795	0.5
13,214		MSC Industrial Direct Co.	1,180,539	0.8
9,206		Nordson Corp.	982,556	0.6
2,134	@	Old Dominion Freight Line	186,298	0.1
7,772		Orbital ATK, Inc.	663,185	0.4
15,806	@	Quanta Services, Inc.	532,978	0.3
17,937		Regal-Beloit Corp.	1,307,607	0.8
3,733		Stanley Black & Decker, Inc.	442,846	0.3
7,764	@	Teledyne Technologies, Inc.	969,491	0.6
31,143		Timken Co.	1,216,134	0.8
31,534		Toro Co.	1,669,095	1.1
1,163		Valmont Industries, Inc.	173,171	0.1
3,351		Wabtec Corp.	283,729	0.2
			23,192,541	14.7

		Information Technology: 16.9%
6,872		Amphenol Corp.	469,083	0.3
3,586	@	Ansys, Inc.	337,192	0.2
52,261	@	ARRIS International PLC	1,499,368	1.0
19,116	@	Arrow Electronics, Inc.	1,305,049	0.8
16,384		Belden, Inc.	1,210,778	0.8
23,668		Broadridge Financial Solutions, Inc. ADR	1,532,266	1.0
12,081		Brocade Communications Systems, Inc.	149,079	0.1

Shares			Value	Percentage of Net Assets
		Information Technology: (Continued)
$6,183	@	Cadence Design Systems, Inc.	$162,489	0.1
3,001		CDK Global, Inc.	173,158	0.1
52,607	@	Ciena Corp.	1,128,420	0.7
5,440	@	Cirrus Logic, Inc.	299,200	0.2
18,304	@	Commvault Systems, Inc.	988,416	0.6
2,684		Computer Sciences Corp.	162,731	0.1
10,892		Convergys Corp.	281,776	0.2
3,538	@	CoStar Group, Inc.	676,147	0.4
9,097	@	Electronic Arts, Inc.	720,846	0.5
9,987		Fair Isaac Corp.	1,135,422	0.7
17,742	@	Fortinet, Inc.	534,034	0.3
5,411	@	Gartner, Inc.	556,359	0.4
2,570	@	Guidewire Software, Inc.	143,175	0.1
12,440		Ingram Micro, Inc.	465,754	0.3
57,318	@	Integrated Device Technology, Inc.	1,341,241	0.8
12,049		InterDigital, Inc.	954,281	0.6
10,892		Intersil Corp.	241,258	0.2
11,275		j2 Global, Inc.	828,825	0.5
20,005	@	Manhattan Associates, Inc.	1,048,262	0.7
11,905		Maxim Integrated Products	467,509	0.3
3,654	@	Microsemi Corp.	200,056	0.1
13,744		Monolithic Power Systems, Inc.	1,127,558	0.7
26,144		National Instruments Corp.	770,464	0.5
9,178	@	Netscout Systems, Inc.	286,354	0.2
26,462	@,L	NeuStar, Inc.	641,703	0.4
38,112	@	ON Semiconductor Corp.	448,959	0.3
7,907		Paychex, Inc.	466,118	0.3
5,171		Plantronics, Inc.	267,961	0.2
4,487	@	PTC, Inc.	218,562	0.1
4,374		Science Applications International Corp.	361,161	0.2
3,222	@	Synopsys, Inc.	194,867	0.1
45,547	@	Trimble, Inc.	1,283,970	0.8
3,312	@	Tyler Technologies, Inc.	493,157	0.3
10,840	@	Vantiv, Inc.	611,701	0.4
4,676	@	WEX, Inc.	516,745	0.3
			26,701,454	16.9

		Materials: 6.9%
6,016		Cabot Corp.	306,395	0.2
63,847		Commercial Metals Co.	1,405,272	0.9
15,031	@	Crown Holdings, Inc.	817,536	0.5
5,955		Eastman Chemical Co.	447,339	0.3
12,534		Minerals Technologies, Inc.	1,015,254	0.6
29,298		Olin Corp.	761,748	0.5
21,555		Packaging Corp. of America	1,827,002	1.2
5,535		PolyOne Corp.	182,489	0.1
10,390		Reliance Steel & Aluminum Co.	842,629	0.5
10,230		RPM International, Inc.	541,269	0.3
42,370		Steel Dynamics, Inc.	1,503,288	1.0
1,752		Valspar Corp.	178,862	0.1

See Accompanying Notes to Financial Statements

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials: (Continued)
$18,874		Worthington Industries, Inc.	$1,062,229	0.7
			10,891,312	6.9

		Real Estate: 10.7%
745		Alexandria Real Estate Equities, Inc.	81,644	0.1
8,164		Camden Property Trust	642,588	0.4
18,162		Care Capital Properties, Inc.	437,341	0.3
42,981	@	Communications Sales & Leasing, Inc.	1,071,516	0.7
22,572		CoreCivic, Inc.	512,610	0.3
15,250		Corporate Office Properties Trust SBI MD	436,455	0.3
99,254		Cousins Properties, Inc.	785,099	0.5
15,875		CyrusOne, Inc.	677,545	0.4
12,424		DCT Industrial Trust, Inc.	570,883	0.4
10,014		Duke Realty Corp.	254,656	0.2
8,804		Equity Lifestyle Properties, Inc.	611,262	0.4
16,197		First Industrial Realty Trust, Inc.	428,411	0.3
18,109		Gaming and Leisure Properties, Inc.	552,506	0.3
7,881		Hospitality Properties Trust	228,510	0.1
43,067		LaSalle Hotel Properties	1,208,891	0.8
3,280		Liberty Property Trust	129,232	0.1
12,803		Life Storage, Inc.	1,039,988	0.7
70,446		Medical Properties Trust, Inc.	839,716	0.5
15,422		Mid-America Apartment Communities, Inc.	1,413,118	0.9
23,095		Omega Healthcare Investors, Inc.	680,379	0.4
2,799		Regency Centers Corp.	187,085	0.1
12,659		Senior Housing Properties Trust	228,621	0.1
4,284		Sun Communities, Inc.	309,176	0.2
29,597		Tanger Factory Outlet Centers, Inc.	1,020,209	0.6
10,922		Taubman Centers, Inc.	793,702	0.5
25,343		Urban Edge Properties	686,542	0.4
32,040		Weingarten Realty Investors	1,137,740	0.7
			16,965,425	10.7

		Utilities: 4.9%
3,017		Atmos Energy Corp.	214,569	0.1
19,799		Black Hills Corp.	1,163,191	0.7
39,081		Great Plains Energy, Inc.	1,031,348	0.7
3,390		Idacorp, Inc.	258,148	0.2
24,637		National Fuel Gas Co.	1,389,034	0.9
12,595		OGE Energy Corp.	398,632	0.2
5,283		ONE Gas, Inc.	317,033	0.2
6,838		Southwest Gas Corp.	506,901	0.3
51,244	@,L	Talen Energy Corp.	715,366	0.5
33,021		UGI Corp.	1,479,341	0.9
5,034		Westar Energy, Inc.	286,737	0.2
			7,760,300	4.9

	Total Common Stock
	(Cost $143,463,461)		155,690,200	98.6

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
$9,769	iShares S&P MidCap 400 Index Fund	$1,587,658	1.0

	Total Exchange-Traded Funds
	(Cost $1,495,815)	1,587,658	1.0

	Total Long-Term Investments
	(Cost $144,959,276)	157,277,858	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Securities Lending Collateralcc: 2.6%
$1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,020,000, due 12/15/16-10/20/66)	$1,000,000	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 11/30/16, 0.30%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 12/01/16-09/09/49)	1,000,000	0.6
60,289	Deutsche Bank AG, Repurchase Agreement dated 11/30/16, 0.29%, due 12/01/16 (Repurchase Amount $60,289, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $61,495, due 02/15/40)	60,289	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 11/30/16, 0.32%, due 12/01/16 (Repurchase Amount $1,000,009, collateralized by various U.S. Government Securities, 3.125%-3.625%, Market Value plus accrued interest $1,020,000, due 02/15/43-02/15/44)	1,000,000	0.7

See Accompanying Notes to Financial Statements

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
	Securities Lending Collateralcc: (Continued)
$1,000,000	Nomura Securities, Repurchase Agreement dated 11/30/16, 0.28%, due 12/01/16 (Repurchase Amount $1,000,008, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 01/01/17-09/20/66)	$1,000,000	0.6
		4,060,289	2.6

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.3%
$582,000	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.310%
	(Cost $582,000)	$582,000	0.3

	Total Short-Term Investments
	(Cost $4,642,289)	4,642,289	2.9

	Total Investments in Securities (Cost $149,601,565)	$161,920,147	102.5
	Liabilities in Excess of Other Assets	(3,952,737)	(2.5)
	Net Assets	$157,967,410	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at November 30, 2016.

Cost for federal income tax purposes is $149,544,694.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,272,641
Gross Unrealized Depreciation	(3,897,188)

Net Unrealized Appreciation	$12,375,453

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 6, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 6, 2017